OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response. . . .	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Government Money Market Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 8.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 10/31/2018, matures 11/01/2018,
repurchase price $26,001,574 (collateralized by U.S. Treasury Securities, Total Market Value $26,520,000)
11/01/2018	2.180%	26,000,000	26,000,000
Tri-party TD Securities (USA) LLC
dated 10/31/2018, matures 11/01/2018,
repurchase price $26,001,582 (collateralized by U.S. Treasury Securities, Total Market Value $26,520,078)
11/01/2018	2.190%	26,000,000	26,000,000
Total Repurchase Agreements (Cost $52,000,000)			52,000,000

U.S. Government & Agency Obligations 84.4%

Federal Farm Credit Banks Discount Notes(a)
11/06/2019	2.750%	6,000,000	5,997,000
Federal Home Loan Banks(b)
09/20/2019	2.280%	8,000,000	8,000,000
Federal Home Loan Banks Discount Notes
11/01/2018	2.110%	26,400,000	26,400,000
11/02/2018	1.100%	21,000,000	20,998,733
11/05/2018	1.720%	4,000,000	3,999,056
11/07/2018	1.850%	21,430,000	21,422,403
11/08/2018	1.910%	19,000,000	18,992,057
11/09/2018	1.970%	15,000,000	14,992,733
11/13/2018	2.020%	21,000,000	20,984,893
11/14/2018	2.030%	18,000,000	17,986,025
11/15/2018	2.070%	11,000,000	10,990,663
11/19/2018	2.100%	18,000,000	17,980,335
11/21/2018	2.110%	18,000,000	17,978,133
11/26/2018	2.120%	18,000,000	17,972,875
11/28/2018	2.140%	17,000,000	16,972,141
12/03/2018	2.160%	3,000,000	2,994,147
12/04/2018	2.160%	19,000,000	18,961,857
12/06/2018	2.170%	18,000,000	17,961,588
12/07/2018	2.170%	7,000,000	6,984,670
12/12/2018	2.180%	22,500,000	22,443,816
12/13/2018	2.170%	18,000,000	17,954,010
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
12/14/2018	2.180%	17,000,000	16,955,429
12/18/2018	2.160%	16,530,000	16,483,170
12/26/2018	2.210%	21,000,000	20,929,096
01/03/2019	2.220%	17,000,000	16,933,955
01/08/2019	2.280%	11,000,000	10,952,834
01/09/2019	2.260%	19,000,000	18,918,091
01/10/2019	2.260%	11,000,000	10,951,875
01/11/2019	2.240%	18,000,000	17,920,835
01/16/2019	2.290%	18,000,000	17,913,487
01/18/2019	2.300%	17,000,000	16,915,836
Federal National Mortgage Association(c)
SOFR + 0.120% 07/30/2019	2.300%	9,000,000	9,000,000
Tennessee Valley Authority
11/06/2018	1.860%	8,000,000	7,997,561
Total U.S. Government & Agency Obligations (Cost $510,839,304)			510,839,304

U.S. Treasury Obligations 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury index + 0.048% 10/31/2019	2.367%	14,500,000	14,502,272
3-month U.S. Treasury index + 0.012% 01/31/2020	2.319%	15,000,000	14,996,237
Total U.S. Treasury Obligations (Cost $29,498,509)			29,498,509

Total Investments in Securities (Cost: $592,337,813)	592,337,813
Other Assets & Liabilities, Net	12,461,779
Net Assets	604,799,592
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2018.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Government Money Market Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, October 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	52,000,000	—	52,000,000
U.S. Government & Agency Obligations	—	510,839,304	—	510,839,304
U.S. Treasury Obligations	—	29,498,509	—	29,498,509
Total Investments in Securities	—	592,337,813	—	592,337,813
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Government Money Market Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Funds 0.2%
	Shares	Value ($)
United States 0.2%
VanEck Vectors High-Yield Municipal Index ETF	56,250	3,433,500
Total Exchange-Traded Funds (Cost $3,524,625)		3,433,500

Floating Rate Notes 5.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.7%
Indiana Finance Authority(a),(b)
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (JPMorgan Chase Bank)
02/01/2037	1.650%	9,725,000	9,725,000
Massachusetts 0.1%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Baystate Medical Center
Series 2009J-2 (JPMorgan Chase Bank)
07/01/2044	1.580%	620,000	620,000
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.660%	7,000,000	7,000,000
New Hampshire 0.8%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	1.650%	5,530,000	5,530,000
University System of New Hampshire
Series 2016A2 (State Street Bank and Trust Co.)
07/01/2035	1.650%	5,910,000	5,910,000
Total			11,440,000
New York 2.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.680%	5,000,000	5,000,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.680%	6,500,000	6,500,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.680%	7,000,000	7,000,000
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.680%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2012 (State Street Bank)
06/15/2032	1.670%	3,630,000	3,630,000
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.680%	7,595,000	7,595,000
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank)
01/01/2032	1.670%	1,000,000	1,000,000
Total			31,725,000
Utah 0.8%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.670%	6,695,000	6,695,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.670%	5,130,000	5,130,000
Total			11,825,000
Total Floating Rate Notes (Cost $72,335,000)			72,335,000

Municipal Bonds 93.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,352,280
Columbia Strategic Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	2,420,000	2,710,158
Total			7,062,438
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,715,336
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,665,000	3,839,344
10/01/2041	7.750%	2,000,000	2,099,640
Total			8,654,320
Arizona 1.4%
Industrial Development Authority of the City of Phoenix (The)
Refunding Revenue Bonds
Downtown Phoenix Student Housing
Series 2018
07/01/2042	5.000%	1,000,000	1,062,140
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	850,865
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,675,175
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	870,000	897,327
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	3,941,960
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,574,176
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,243,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	2,225,000	2,307,481
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/2039	6.500%	1,000,000	1,029,160
Total			19,581,346
California 7.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,255,226
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2042	4.000%	5,970,000	6,016,566
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,315,438
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,872,650
02/01/2042	5.000%	1,500,000	1,613,130
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,061,540
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	4,000,000	3,827,800
California Municipal Finance Authority(d)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	948,770
12/31/2047	5.000%	1,000,000	1,065,390
California Pollution Control Financing Authority(c),(d),(e)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	2.150%	5,000,000	5,000,000

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,335,130
07/01/2046	6.375%	400,000	444,684
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,393,000
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	695,799
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,876,444
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	508,495
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2044	5.000%	2,000,000	2,190,460
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,323,133
Series 2014A
01/15/2046	5.750%	4,250,000	4,748,143
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	586,020
09/01/2033	0.000%	1,100,000	609,301
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	10,000,000	9,737,000
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,175,860
03/01/2047	5.000%	5,170,000	5,605,366
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,625,525
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project
Series 2008
12/01/2039	6.250%	1,500,000	1,505,535
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/2034	5.250%	1,500,000	1,529,100
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	517,840
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,220,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	15,000,000	15,232,800
Series 2010
03/01/2030	5.250%	1,000,000	1,041,490
03/01/2033	6.000%	5,625,000	5,927,175
Series 2012
04/01/2035	5.250%	4,500,000	4,887,045
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			104,693,861
Colorado 2.9%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	620,794
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,171,480

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	3,500,000	3,323,635
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	754,853
07/01/2049	5.500%	700,000	707,056
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	894,200
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,350,875
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,134,250
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	6,041,880
11/01/2052	6.000%	890,000	908,592
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,788,179
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2042	3.700%	5,000,000	4,674,600
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	10,890,603
Total			42,260,997
Connecticut 0.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,216,805
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,078,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-E
09/15/2035	5.000%	2,000,000	2,159,980
Total			5,455,115
District of Columbia 0.2%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	347,661
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,107,269
Total			3,454,930
Florida 4.8%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,370,017
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	7,750,000	7,496,187
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	4,926,450
County of Broward Airport System(d)
Revenue Bonds
Series 2017 AMT
10/01/2042	5.000%	3,000,000	3,222,990
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	6,250,000	6,738,875
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	383,248
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	996,150
Florida Municipal Loan Council(f)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	1,630,000	1,543,349

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	3,835,000	4,111,120
Series 2016A AMT
10/01/2046	5.000%	5,000,000	5,350,150
Hillsborough County Aviation Authority(d),(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	4,700,000	5,068,950
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,373,180
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,602,640
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,153,430
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,057,990
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	256,928
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,140,240
08/01/2041	5.000%	2,000,000	2,121,040
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/2033	5.500%	5,000,000	5,325,700
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,612,806
Total			68,851,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.9%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	2,959,269
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	991,090
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,686,375
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,064,930
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	3,670,000	3,822,599
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,626,124
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	1,330,000	1,379,622
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	5,613,962
Total			27,143,971
Hawaii 0.2%
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010A
07/01/2040	5.500%	1,500,000	1,581,900
Series 2010B
07/01/2030	5.625%	280,000	295,859
07/01/2040	5.750%	370,000	391,708

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	760,695
Total			3,030,162
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,832,753
10/01/2049	8.125%	1,635,000	1,815,995
Total			6,648,748
Illinois 16.1%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,682,928
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,999,820
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,009,080
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	540,700
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,212,017
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,245,130
Series 2014B
01/01/2035	5.000%	5,000,000	5,363,500
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,639,741
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,531,986
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
01/01/2046	5.000%	4,390,000	4,701,778
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	312,626
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2042	5.000%	8,895,000	9,426,209
01/01/2052	5.000%	8,030,000	8,452,619
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	2,650,000	2,808,258
01/01/2047	5.000%	1,000,000	1,056,170
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,135,160
TriPs Obligated Group
Series 2018 AMT
07/01/2038	5.000%	1,000,000	1,068,690
07/01/2048	5.000%	800,000	845,152
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,738,143
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2033	5.000%	5,245,000	5,967,079
01/01/2034	5.000%	1,000,000	1,137,670
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,577,850
Series 2012A
01/01/2033	5.000%	5,000,000	5,100,750
Series 2009C
01/01/2040	5.000%	3,500,000	3,504,515
Series 2015A
01/01/2033	5.500%	1,350,000	1,432,310
Series 2017A
01/01/2038	6.000%	4,185,000	4,642,839
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,025,530
01/01/2036	5.000%	11,745,000	12,023,122

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	559,563
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,311,950
01/01/2042	5.000%	5,000,000	5,189,100
Series 2014
01/01/2034	5.000%	1,000,000	1,057,180
01/01/2039	5.000%	2,000,000	2,103,800
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,115,600
Series 2014
11/01/2044	5.000%	650,000	684,353
Series 2016
11/01/2028	5.000%	860,000	951,203
11/01/2030	5.000%	12,275,000	13,406,509
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,887,350
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	975,474
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,286,329
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,590,286
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,199,923
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	3,000,000	3,086,970
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	11,102,641
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	605,000	630,846
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,940,049
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,592,865
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	410,302
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,002,050
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,107,341
Metropolitan Pier & Exposition Authority(f)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,756,715
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,460,850
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,087,099
07/01/2033	5.500%	5,000,000	5,272,400
07/01/2038	5.500%	875,000	914,751
Series 2016
01/01/2026	5.000%	2,965,000	3,084,223
11/01/2027	5.000%	2,785,000	2,875,763
Series 2017A
12/01/2035	5.000%	1,345,000	1,364,556
12/01/2036	5.000%	5,000,000	5,065,350

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/01/2032	5.000%	2,500,000	2,543,500
05/01/2033	5.000%	5,000,000	5,083,200
05/01/2040	5.000%	3,000,000	3,015,780
05/01/2041	5.000%	6,000,000	6,027,000
Series 2018B
05/01/2027	5.000%	4,950,000	5,137,308
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,548,850
Total			230,610,401
Indiana 0.7%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	835,000	850,623
Series 2009
05/01/2031	5.750%	165,000	168,128
Prerefunded 11/01/18 Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	1,000,000	1,000,000
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	3,500,000	3,658,515
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	1.900%	5,000,000	4,999,100
Total			10,676,366
Iowa 1.0%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,704,255
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,359,950
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	5,125,600
Non-ACE Mortgage-Backed Securities Program
Series 2017 (GNMA)
01/01/2037	3.400%	2,000,000	1,832,780
Total			14,022,585
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.3%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,007,765
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,146,381
Series 2010B
03/01/2040	6.375%	1,700,000	1,810,160
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,238,820
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,085,780
Total			7,281,141
Louisiana 1.2%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,223,800
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,876,332
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	55,000	59,885
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,090,530
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,119,640

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,563,075
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	4,600,000	4,633,396
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,350,238
Total			16,916,896
Maryland 0.3%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,261,644
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,523,128
Total			4,784,772
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	597,895
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,029,975
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,079,400
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,851,564
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	2,928,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,219,316
Total			16,706,390
Michigan 3.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,799,586
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,588,500
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	533,750
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,079,108
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	462,173
Series 2015
11/15/2045	5.000%	1,220,000	1,297,482
Trinity Health Corp.
Series 2017
12/01/2040	4.000%	500,000	492,770
12/01/2042	5.000%	500,000	543,695
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	7,986,750
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,076,720
07/01/2035	5.000%	5,000,000	5,362,200
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,758,924
10/01/2043	4.000%	2,300,000	2,253,678

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,826,875
10/01/2047	3.850%	5,000,000	4,660,900
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,002,642
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	748,986
Total			48,474,739
Minnesota 3.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,822,730
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	968,270
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2023	6.375%	1,000,000	1,001,640
11/15/2032	6.750%	1,000,000	1,001,770
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,431,252
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,210,680
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	2,350,000	2,407,129
Duluth Economic Development Authority(e)
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	6,206,070
02/15/2053	5.000%	8,000,000	8,349,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,517,069
02/01/2034	0.000%	1,565,000	882,863
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	459,144
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,193,880
11/15/2037	4.000%	600,000	593,682
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,900,000	3,869,151
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,084,561
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	809,348
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,484,630
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	632,759
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,053,950
03/01/2040	6.500%	700,000	739,039
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,464,252
Total			47,183,629

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	805,000	813,774
Missouri 2.2%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,001,400
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	787,995
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	115,000	112,944
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,140,800
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,509,045
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	684,781
Series 2014
02/01/2044	5.000%	2,275,000	2,356,513
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,054,590
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,266,430
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,307,351
05/15/2050	5.250%	500,000	515,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	520,910
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,038,950
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,539,495
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,137,461
09/01/2042	5.000%	2,000,000	2,006,780
Total			31,981,395
Montana 0.2%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	527,847
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2037	3.375%	1,245,000	1,165,569
12/01/2042	3.500%	570,000	522,456
12/01/2047	3.600%	750,000	678,338
Total			2,894,210
Nebraska 0.9%
County of Douglas
Refunding Revenue Bonds
Creighton University Project
Series 2017
07/01/2040	4.000%	3,500,000	3,533,075
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,507,209
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,012,700

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	2,800,000	2,711,800
Total			12,764,784
Nevada 0.6%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,732,834
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	894,399
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,373,590
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	574,041
Series 2018A
12/15/2038	5.000%	415,000	415,469
Total			8,990,333
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	895,356
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	1,999,940
Total			2,895,296
New Jersey 5.5%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	367,118
03/01/2042	4.000%	1,250,000	1,222,088
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,065,820
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	1,500,000	1,585,125
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,171,960
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,900,480
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	523,155
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,239,744
Series 2015WW
06/15/2040	5.250%	375,000	394,875
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,032,460
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A AMT
12/01/2034	4.000%	400,000	396,244
12/01/2035	4.000%	400,000	392,700
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,511,260
Single Family Housing
Series 2018 AMT
10/01/2032	3.800%	2,500,000	2,397,425
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,347,880
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,267,700
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2026	5.000%	5,000,000	5,330,350
06/15/2044	5.000%	8,090,000	8,304,142

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015AA
06/15/2041	5.250%	5,000,000	5,232,750
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,102,660
Series 2017E
01/01/2032	5.000%	2,500,000	2,823,075
Series 2017G
01/01/2034	4.000%	15,160,000	15,474,570
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,038,823
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	12,080,000	12,235,590
Total			79,357,994
New York 5.8%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,571,820
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,028,931
Glen Cove Local Economic Assistance Corp.(f),(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,039,375
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,731,200
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	5,000,000	5,486,150
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,187,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,510,639
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	7,500,000	7,385,925
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,914,660
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	5,759,897
New York City Transitional Finance Authority Future Tax Secured
Revenue Bonds
Subordinated Series 2017B-1
08/01/2042	4.000%	5,000,000	4,969,400
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2036	4.000%	500,000	514,380
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,350,218
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	5,925,000	5,752,582
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2034	5.000%	3,000,000	3,232,890
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,000,000	4,776,950
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,353,550
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,435,964

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-208
10/01/2034	3.600%	5,000,000	4,858,000
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,797,554
09/15/2047	5.250%	1,475,000	1,371,603
09/15/2053	5.250%	3,045,000	2,791,138
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	625,072
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	74,308
Total			83,520,146
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,849,644
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,142,922
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,079,160
Total			4,071,726
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	2,220,000	2,127,781
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,130,000	1,046,425
07/01/2040	3.550%	1,455,000	1,342,587
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	5,000,000	4,872,050
Total			9,388,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	5,000,000	4,854,950
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	2,004,098
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,417,750
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,184,140
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	752,105
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2042	3.550%	8,070,000	7,351,447
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,535,820
01/01/2043	4.000%	875,000	868,263
Total			28,968,573
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,351,063
11/15/2045	5.250%	1,165,000	1,251,641
Total			2,602,704
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	548,719

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University
Prerefunded 07/01/19 Revenue Bonds
Series 2009A
07/01/2039	5.750%	1,500,000	1,536,960
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 2016S
10/01/2032	5.000%	1,800,000	1,956,636
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,079,130
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,635,000	4,252,381
Total			9,373,826
Pennsylvania 8.9%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,409,862
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,121,737
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,181,100
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,727,664
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,711,826
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,036,330
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,211,304
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,843,200
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	745,059
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,948,790
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	726,914
08/15/2048	5.000%	1,500,000	1,610,340
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	9,713,800
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Series 2017A AMT
04/01/2019	2.050%	10,000,000	9,998,900
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,328,032
06/30/2042	5.000%	11,000,000	11,490,160
Pennsylvania Economic Development Financing Authority(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,766,660
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,202,600
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	2,165,000	2,205,702
Series 2017-124B
10/01/2042	3.650%	7,810,000	7,254,787

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2038	4.000%	9,505,000	9,203,311
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,062,992
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,678,250
Series 2015B
12/01/2040	5.000%	2,500,000	2,640,125
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,182,400
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,432,900
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,692,025
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,035,040
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	831,728
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009
04/01/2034	6.500%	700,000	713,342
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,534,767
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,449,475
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,221,669
Series 2018B
09/01/2043	5.000%	515,000	550,015
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,241,860
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,149,056
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,332,084
Total			127,185,806
Rhode Island 0.1%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2025	5.000%	1,200,000	1,314,348
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,081,550
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,371,939
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018 AMT
07/01/2043	5.000%	1,570,000	1,692,115
Total			4,145,604
South Dakota 0.9%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,672,300
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,679,572

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota Housing Development Authority
Revenue Bonds
Homeownership Mortgage
Series 2018A
05/01/2042	3.900%	1,000,000	967,080
Total			12,318,952
Tennessee 1.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	373,180
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,501,963
07/01/2040	4.000%	1,800,000	1,719,396
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,276,032
Series 2017A
07/01/2048	5.000%	835,000	893,066
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,500,000	2,427,950
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	691,372
07/01/2047	3.650%	1,500,000	1,358,535
Series 2017-2B
07/01/2036	3.700%	3,585,000	3,552,699
Series 2018-1
07/01/2042	3.900%	995,000	951,907
Total			15,746,100
Texas 6.1%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	164,016
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,169,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,962,760
07/15/2036	4.000%	3,000,000	2,867,580
Series 2018
07/15/2033	5.000%	1,000,000	1,064,800
07/15/2037	5.000%	1,350,000	1,424,236
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	31,214
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	573,293
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	6,010,720
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,680,000
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,216,236
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,141,240
01/01/2045	5.000%	5,000,000	5,350,050
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	879,720
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,619,950
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,071,680
11/15/2046	5.000%	1,000,000	1,068,130
City of Austin Electric Utility
Prerefunded 11/15/18 Revenue Bonds
Series 2008A
11/15/2035	5.250%	2,000,000	2,002,500

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C AMT
07/01/2031	5.000%	1,525,000	1,695,251
Revenue Bonds
Subordinated Series 2018A AMT
07/01/2041	5.000%	1,250,000	1,349,312
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,894,795
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	607,422
08/15/2042	5.000%	1,500,000	1,553,190
Series 2013
08/15/2033	6.000%	260,000	286,832
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,041,880
Series 2015A
12/01/2045	5.000%	400,000	416,120
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,093,630
11/01/2036	5.000%	1,000,000	1,087,120
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,560,255
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	2,200,000	2,209,460
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	297,076
05/15/2031	6.500%	230,000	253,064
Matagorda County Navigation District No. 1(b),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,961,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,586,535
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	925,790
07/01/2047	5.000%	1,000,000	993,900
07/01/2052	4.750%	1,500,000	1,397,640
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,472,490
07/01/2046	5.000%	2,850,000	2,920,908
07/01/2051	4.750%	1,210,000	1,216,873
Collegiate Housing Corpus Christi
Series 2016
04/01/2036	5.000%	355,000	357,169
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,542,598
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	492,895
11/15/2046	5.500%	750,000	738,390
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	520,460
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,864,715
Series 2017B (AGM)
01/01/2037	4.000%	800,000	809,424
Series 2016A
01/01/2039	4.000%	435,000	437,680
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A AMT
10/01/2036	5.000%	4,000,000	4,452,720
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	381,624

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	560,920
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	861,800
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	779,513
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	1,988,241
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,656,338
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2029	5.500%	500,000	514,120
Total			87,077,759
Utah 0.4%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	3,000,000	3,226,770
Series 2018-A AMT
07/01/2043	5.000%	3,000,000	3,253,380
Total			6,480,150
Virginia 2.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,764,011
07/01/2051	5.000%	1,800,000	1,920,150
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,420,072
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	7,813,275
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	16,200,000	16,928,352
Total			37,845,860
Washington 2.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,633,921
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	968,820
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,532,320
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,163,800
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	8,000,000	7,496,880
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project
Series 2009
10/01/2040	5.625%	1,050,000	1,083,212
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,642,420
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,201,930
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,146,200

Columbia Strategic Municipal Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	418,812
01/01/2045	6.000%	595,000	589,514
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	212,408
Total			33,090,237
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	947,619
Wisconsin 2.9%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,026,880
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	991,560
Revenue Bonds
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,534,275
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,028,480
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,746,464
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	423,661
05/15/2047	5.250%	220,000	226,552
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	290,475
Series 2009A
05/01/2033	5.750%	2,715,000	2,767,155
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	5,300,000	5,370,543
Prerefunded 04/15/20 Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	1,400,000	1,469,608
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/2042	5.000%	2,270,000	2,480,338
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	3,260,000	3,269,454
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,025,730
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,534,199
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,270,621
Series 2018B
07/01/2033	4.250%	1,250,000	1,180,662
07/01/2043	4.500%	1,375,000	1,259,857
07/01/2048	5.000%	500,000	488,625
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	566,968
09/15/2045	5.000%	1,000,000	1,028,640
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,178,440
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	340,000	341,074
Total			41,500,261

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,060,660
Total Municipal Bonds (Cost $1,347,030,903)			1,343,838,972

Municipal Short Term 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.7%
Greater Southern Tier Board of Cooperative Educational Services District(b)
Revenue Notes
RAN Series 2018
06/28/2019	2.420%	10,000,000	10,053,700
Total Municipal Short Term (Cost $10,061,308)			10,053,700
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(h)	1,445,535	1,445,535
Total Money Market Funds (Cost $1,445,506)		1,445,535
Total Investments in Securities (Cost $1,434,397,342)		1,431,106,707
Other Assets & Liabilities, Net		3,260,903
Net Assets		$1,434,367,610

At October 31, 2018, securities and/or cash totaling $894,550 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(215)	12/2018	USD	(30,443,095)	—	(13,878)
U.S. Treasury 10-Year Note	(381)	12/2018	USD	(45,523,057)	629,386	—
Total					629,386	(13,878)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $66,835,434, which represents 4.66% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2018.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
Columbia Strategic Municipal Income Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Abbreviation Legend  (continued)
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
22	Columbia Strategic Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Exchange-Traded Funds	3,433,500	—	—	3,433,500
Floating Rate Notes	—	72,335,000	—	72,335,000
Municipal Bonds	—	1,343,838,972	—	1,343,838,972
Municipal Short Term	—	10,053,700	—	10,053,700
Money Market Funds	1,445,535	—	—	1,445,535
Total Investments in Securities	4,879,035	1,426,227,672	—	1,431,106,707
Investments in Derivatives
Asset
Futures Contracts	629,386	—	—	629,386
Liability
Futures Contracts	(13,878)	—	—	(13,878)
Total	5,494,543	1,426,227,672	—	1,431,722,215
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Strategic Municipal Income Fund | Quarterly Report 2018	23

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.620%	9,435,000	9,435,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.620%	8,050,000	8,050,000
Total			17,485,000
Total Floating Rate Notes (Cost $17,485,000)			17,485,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.5%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,303,600
Series 2011
01/01/2025	5.000%	2,000,000	2,104,180
Revenue Bonds
Series 2010A
01/01/2035	5.000%	6,795,000	6,983,697
Series 2010B
01/01/2021	5.000%	2,175,000	2,244,535
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,063,630
01/01/2031	5.000%	750,000	797,025
Series 2014A
01/01/2034	5.000%	1,000,000	1,082,530
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,691,685
Total			20,270,882
Assisted Living 1.9%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	2,904,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	335,511
11/01/2042	5.000%	1,250,000	1,287,012
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	4,000,000	3,872,440
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,593,950
Total			10,993,723
Charter Schools 3.8%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	1,912,620
07/01/2047	4.250%	1,000,000	935,200
07/01/2052	4.375%	1,500,000	1,403,490
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/2034	5.000%	1,000,000	1,005,860
03/01/2039	5.000%	2,000,000	1,962,380
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	506,645
07/01/2045	5.000%	2,070,000	1,981,735
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,553,115
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,593,410
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	229,522
12/01/2043	5.000%	1,500,000	1,536,180
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,103,432
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	2,887,860
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	942,610
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	187,208
03/01/2043	4.625%	1,000,000	896,910
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	665,542
08/01/2046	4.250%	1,000,000	906,130
Total			22,209,849
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,629,776
Series 2014
11/01/2044	5.000%	500,000	538,295
Total			2,168,071
Higher Education 8.2%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,250,738
12/01/2040	5.000%	1,350,000	1,440,207
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	509,210
03/01/2039	4.000%	500,000	505,635
03/01/2040	4.000%	1,000,000	1,009,140
03/01/2047	4.000%	2,500,000	2,503,400
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,991,000
Macalester College
Series 2017
03/01/2029	5.000%	150,000	171,369
03/01/2030	5.000%	175,000	198,965
03/01/2042	4.000%	900,000	904,401
03/01/2048	4.000%	600,000	598,944
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	556,887
10/01/2038	4.000%	920,000	876,190
10/01/2045	5.000%	2,500,000	2,667,000
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	829,747
12/01/2032	5.000%	1,000,000	1,119,930
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,549,320
10/01/2035	4.000%	500,000	514,695
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	825,457
04/01/2039	4.000%	2,000,000	2,017,840
Series 2017A
10/01/2035	4.000%	800,000	813,800
10/01/2037	4.000%	750,000	758,400
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,298,480
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	943,430
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	892,115
12/01/2035	5.250%	1,000,000	1,022,110
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,855,242

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012
12/01/2027	4.250%	350,000	359,891
12/01/2032	4.000%	350,000	337,908
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	410,038
10/01/2032	5.000%	645,000	713,950
10/01/2033	5.000%	350,000	386,278
10/01/2034	5.000%	380,000	418,399
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,714,562
Series 2016A
04/01/2033	5.000%	1,725,000	1,941,781
04/01/2034	5.000%	1,855,000	2,081,588
Total			47,988,047
Hospital 17.7%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	412,224
04/01/2024	4.000%	745,000	762,902
04/01/2026	4.000%	500,000	508,610
04/01/2031	4.000%	1,450,000	1,459,164
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	8,839,794
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,077,160
09/01/2035	4.000%	1,500,000	1,481,820
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,407,960
11/15/2044	5.000%	6,475,000	6,913,617
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	3,957,880
11/15/2038	4.000%	1,630,000	1,603,480
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,048,600
08/15/2035	5.250%	2,275,000	2,385,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,728,043
04/01/2041	5.000%	675,000	707,069
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	5,989,250
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	2,560,000	2,713,395
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,053,916
Series 2013
07/01/2024	5.000%	300,000	331,143
07/01/2027	5.000%	245,000	267,618
07/01/2028	5.000%	225,000	245,054
07/01/2033	5.000%	650,000	695,923
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,067,030
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,224,371
05/01/2046	5.000%	3,500,000	3,757,600
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	1,972,757
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,569,554
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	327,975
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	763,605

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,121,502
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	5,000,000	4,988,300
Duluth Economic Development Authority(d)
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	1,000,000	954,780
02/15/2048	5.000%	1,300,000	1,370,005
02/15/2058	5.000%	6,000,000	6,188,460
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2043	4.000%	3,000,000	2,912,100
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,278,310
07/01/2035	4.000%	10,630,000	10,697,607
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,577,409
Total			103,361,143
Joint Power Authority 7.9%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2019	5.000%	1,925,000	1,934,201
01/01/2042	5.000%	1,500,000	1,580,565
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	275,220
12/01/2025	5.000%	400,000	434,668
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	277,908
10/01/2033	5.000%	250,000	277,190
Series 2014A
10/01/2035	5.000%	1,000,000	1,104,190
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,365,470
Series 2016
10/01/2041	4.000%	1,000,000	1,009,440
10/01/2047	5.000%	500,000	546,020
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	230,471
01/01/2035	5.000%	170,000	186,194
01/01/2036	5.000%	180,000	196,747
01/01/2041	5.000%	400,000	434,864
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	364,766
01/01/2031	5.000%	460,000	492,945
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,102,260
01/01/2041	5.000%	2,550,000	2,778,582
01/01/2046	5.000%	2,000,000	2,172,700
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,105,940
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2019	0.000%	5,000,000	4,982,350
01/01/2026	0.000%	10,000,000	8,016,500
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,312,920
01/01/2030	5.000%	1,000,000	1,092,030
Series 2015A
01/01/2036	5.000%	1,000,000	1,113,700
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,093,480
01/01/2046	5.000%	4,025,000	4,377,147
Total			45,858,468
Local Appropriation 5.0%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,847,509

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,297,488
02/01/2034	5.000%	1,200,000	1,287,924
02/01/2039	5.000%	1,300,000	1,376,674
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,096,400
02/01/2042	4.000%	5,250,000	5,241,862
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	463,505
05/01/2031	4.000%	450,000	461,133
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2028	5.000%	2,720,000	3,121,146
02/01/2029	5.000%	2,855,000	3,258,126
02/01/2030	5.000%	2,965,000	3,367,439
West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2039	4.000%	5,000,000	5,052,350
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,371,644
Total			29,243,200
Local General Obligation 13.2%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,042,315
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,048,920
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,022,729
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	741,039
02/01/2033	0.000%	750,000	431,303
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,333,008
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,056,290
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,133,434
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,557,315
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,641,010
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2032	0.000%	1,305,000	807,143
02/01/2033	0.000%	1,140,000	673,341
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A
02/01/2037	5.000%	4,740,000	5,211,393
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/2030	5.000%	500,000	564,455
02/01/2031	5.000%	1,140,000	1,283,480
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,043,440
02/01/2031	4.000%	1,735,000	1,803,567
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,504,381

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,835,900
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,055,850
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,140,000
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	941,238
02/01/2033	0.000%	2,585,000	1,483,092
02/01/2034	0.000%	1,500,000	820,680
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	459,860
02/01/2034	4.000%	325,000	331,347
Total			76,966,530
Multi-Family 3.6%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,516,900
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01/01/2031	5.000%	1,500,000	1,503,945
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,461,475
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,922,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,142,950
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,000,000	2,976,270
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,505,900
Total			21,029,860
Municipal Power 0.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,062,690
12/01/2028	4.000%	950,000	999,638
Total			2,062,328
Nursing Home 2.3%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,546,807
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,519,850
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,012,920
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,179,468
05/01/2048	5.125%	6,250,000	6,069,563
Total			13,328,608

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	105,276
06/01/2028	4.000%	170,000	177,456
06/01/2029	4.000%	165,000	170,782
06/01/2030	4.000%	125,000	128,455
06/01/2031	4.000%	100,000	102,164
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	453,375
08/01/2033	3.000%	500,000	448,220
08/01/2034	3.125%	850,000	767,014
08/01/2035	3.125%	800,000	714,760
Total			3,067,502
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	888,764
10/01/2032	4.000%	800,000	807,752
10/01/2033	4.000%	655,000	658,891
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	254,550
08/01/2036	5.700%	1,250,000	1,267,100
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	967,320
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,357,878
Total			6,202,255
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,077,660
Prep School 0.4%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,495,000	2,602,959
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 13.6%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/2040	7.000%	1,000,000	1,057,280
11/01/2046	7.000%	1,000,000	1,057,280
Series 2011B
11/01/2034	6.875%	2,765,000	2,921,139
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/2032	6.750%	5,240,000	5,249,275
City of Oak Park Heights
Prerefunded 08/01/20 Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,159,980
Oakgreen Commons Project Memory
Series 2013
08/01/2043	6.500%	1,000,000	1,090,510
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	4,887,158
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,555,584
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	308,238
06/01/2032	5.000%	300,000	318,867
06/01/2043	5.000%	1,000,000	1,062,890
Series 2014A
06/01/2047	5.000%	1,600,000	1,700,624
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/2026	4.750%	4,000,000	4,028,720
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 02/01/19 Revenue Bonds
Gillette Children’s Specialty
Series 2009
02/01/2027	5.000%	7,445,000	7,501,135
02/01/2029	5.000%	3,000,000	3,022,620

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,675,425
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,550,000	3,665,481
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,869,650
11/15/2044	5.000%	1,000,000	1,147,860
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,119,610
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	311,106
03/01/2036	5.125%	275,000	285,629
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,104,280
10/01/2040	6.000%	2,000,000	2,208,560
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	355,615
10/01/2026	5.000%	280,000	306,376
10/01/2027	5.000%	200,000	218,840
10/01/2032	5.000%	700,000	765,940
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,695,195
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,638,775
University of Minnesota
Prerefunded 01/04/19 Revenue Bonds
Series 2009A
04/01/2034	5.125%	1,000,000	1,013,460
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,316,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,485,107
Total			79,105,009
Retirement Communities 5.0%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,516,245
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,848,260
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,352,275
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home
Series 2014
10/01/2044	5.375%	2,000,000	2,055,400
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,005,560
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,857,100
10/01/2047	5.000%	2,000,000	2,105,340
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,440,255
08/01/2053	5.000%	600,000	565,164
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,200,000	2,237,950

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,951,320
09/01/2042	5.000%	875,000	928,139
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	280,692
09/01/2037	4.250%	300,000	306,831
09/01/2042	5.000%	1,000,000	1,068,650
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,473,780
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,047,960
Total			29,040,921
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,385,563
Single Family 2.4%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	406,244
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	2,040,000	2,076,761
Revenue Bonds
Series 2009
01/01/2040	5.100%	430,000	433,156
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	6,221,298	5,837,506
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	485,000	458,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A (GNMA) AMT
07/01/2032	3.625%	1,980,000	1,883,495
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,755,000	1,656,474
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,310,000	1,329,388
Total			14,081,029
State Appropriated 4.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,418,600
03/01/2028	5.000%	3,000,000	3,248,130
03/01/2029	5.000%	4,250,000	4,600,115
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,650,429
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,473,950
Total			28,391,224
Transportation 0.3%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,056,940
Total Municipal Bonds (Cost $565,289,289)			562,491,771

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(h)	3,826,175	3,826,175
Total Money Market Funds (Cost $3,826,175)		3,826,175
Total Investments in Securities (Cost: $586,600,464)		583,802,946
Other Assets & Liabilities, Net		(1,151,670)
Net Assets		582,651,276

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
At October 31, 2018, securities and/or cash totaling $157,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(150)	12/2018	USD	(17,922,464)	—	(129,206)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2018.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $6,133,679, which represents 1.05% of total net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2018, the total value of these securities amounted to $5,695,715, which represents 0.98% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	17,485,000	—	17,485,000
Municipal Bonds	—	562,491,771	—	562,491,771
Money Market Funds	3,826,175	—	—	3,826,175
Total Investments in Securities	3,826,175	579,976,771	—	583,802,946
Investments in Derivatives
Liability
Futures Contracts	(129,206)	—	—	(129,206)
Total	3,696,969	579,976,771	—	583,673,740
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 97.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Lockheed Martin Corp.
09/15/2021	3.350%	4,820,000	4,820,824
Northrop Grumman Corp.
01/15/2025	2.930%	4,760,000	4,483,068
Total			9,303,892
Automotive 1.2%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	7,325,000	6,963,511
Banking 7.6%
American Express Co.
02/27/2023	3.400%	6,670,000	6,536,887
Bank of Montreal
04/13/2021	3.100%	3,985,000	3,956,013
Bank of Nova Scotia (The)
04/20/2021	3.125%	4,735,000	4,700,894
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,097,927
10/30/2020	2.400%	2,575,000	2,514,405
01/30/2023	3.200%	6,450,000	6,234,996
Wells Fargo & Co.
01/30/2020	2.150%	12,300,000	12,135,795
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,608,179
Total			42,785,096
Cable and Satellite 3.2%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	2,990,000	3,005,240
Comcast Corp.
10/01/2020	3.300%	6,068,000	6,064,923
Sky PLC(a)
09/16/2024	3.750%	9,325,000	9,231,946
Total			18,302,109
Chemicals 0.8%
LyondellBasell Industries NV
04/15/2019	5.000%	4,340,000	4,356,349
Diversified Manufacturing 2.7%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	15,420,000	15,214,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 23.4%
AEP Texas, Inc.
10/01/2022	2.400%	12,910,000	12,329,992
American Electric Power Co., Inc.
11/13/2020	2.150%	4,230,000	4,124,584
CMS Energy Corp.
03/01/2024	3.875%	9,050,000	9,007,311
11/15/2025	3.600%	7,355,000	7,122,884
DTE Energy Co.
12/01/2023	3.850%	560,000	558,601
06/01/2024	3.500%	9,900,000	9,675,567
Duke Energy Corp.
10/15/2023	3.950%	3,970,000	3,995,924
04/15/2024	3.750%	1,881,000	1,863,114
Edison International
09/15/2022	2.400%	5,065,000	4,786,025
Emera U.S. Finance LP
06/15/2021	2.700%	7,171,000	6,953,554
Eversource Energy
03/15/2022	2.750%	1,440,000	1,406,088
10/01/2024	2.900%	6,525,000	6,179,031
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	6,650,000	6,613,844
Pacific Gas & Electric Co.
11/15/2023	3.850%	3,465,000	3,398,586
03/01/2026	2.950%	2,395,000	2,123,309
Pinnacle West Capital Corp.
11/30/2020	2.250%	5,495,000	5,353,020
Progress Energy, Inc.
04/01/2022	3.150%	6,922,000	6,784,384
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,500,478
Southern Co. (The)
07/01/2023	2.950%	11,835,000	11,313,716
WEC Energy Group, Inc.
06/15/2020	2.450%	290,000	285,929
06/15/2021	3.375%	4,210,000	4,197,753
06/15/2025	3.550%	7,070,000	6,889,538
Xcel Energy, Inc.
03/15/2021	2.400%	3,395,000	3,315,754
06/01/2025	3.300%	9,725,000	9,327,199
Total			132,106,185
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	7,740,000	7,500,834
Columbia Limited Duration Credit Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 15.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	13,910,000	13,551,595
Bacardi Ltd.(a)
05/15/2025	4.450%	13,030,000	12,802,027
Conagra Brands, Inc.
11/01/2025	4.600%	4,180,000	4,186,889
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,387,611
JM Smucker Co. (The)
12/06/2019	2.200%	2,140,000	2,115,884
03/15/2020	2.500%	5,390,000	5,328,807
Kraft Heinz Foods Co.
06/15/2023	4.000%	12,100,000	12,037,455
Molson Coors Brewing Co.
07/15/2026	3.000%	8,815,000	7,853,301
Mondelez International, Inc.(a)
10/28/2019	1.625%	8,515,000	8,376,785
Sysco Corp.
07/15/2021	2.500%	3,380,000	3,290,701
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,690,683
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	9,877,000	9,851,192
Total			89,472,930
Health Care 5.7%
Becton Dickinson and Co.
12/15/2019	2.675%	3,169,000	3,146,728
06/05/2020	2.404%	1,855,000	1,824,763
11/08/2021	3.125%	7,727,000	7,596,043
Cardinal Health, Inc.
06/15/2024	3.079%	8,590,000	8,043,728
CVS Health Corp.
03/25/2025	4.100%	7,790,000	7,692,267
Express Scripts Holding Co.
02/15/2022	3.900%	4,000,000	4,014,000
Total			32,317,529
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,088,286
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	2,678,000	2,646,017
Total			5,734,303
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 12.7%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,133,825
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,085,000	5,193,595
Guardian Life Global Funding(a)
05/08/2022	2.500%	9,300,000	8,956,746
04/25/2023	3.400%	6,245,000	6,160,131
MassMutual Global Funding II(a)
06/22/2024	2.750%	7,515,000	7,132,945
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,806,749
Nuveen Finance LLC(a)
11/01/2019	2.950%	20,570,000	20,571,358
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	13,325,000	12,887,887
Total			71,843,236
Media and Entertainment 2.5%
Discovery Communications LLC(a)
11/15/2019	2.750%	502,000	498,680
06/15/2020	2.800%	13,643,000	13,478,970
Total			13,977,650
Midstream 6.2%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,610,857
04/15/2021	2.850%	2,240,000	2,204,189
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	7,357,000	7,370,780
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	10,762,000	10,234,974
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,791,583
Williams Companies, Inc. (The)
09/15/2025	4.000%	7,140,000	6,911,534
Total			35,123,917
Natural Gas 3.0%
NiSource, Inc.
11/17/2022	2.650%	8,305,000	7,907,506
NiSource, Inc.(a)
06/15/2023	3.650%	6,325,000	6,220,720
Sempra Energy
06/15/2024	3.550%	3,140,000	3,058,570
Total			17,186,796

2	Columbia Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.8%
AbbVie, Inc.
05/14/2020	2.500%	5,061,000	4,996,685
Allergan Funding SCS
06/15/2024	3.850%	5,350,000	5,235,029
Amgen, Inc.
05/11/2022	2.650%	5,530,000	5,337,705
Total			15,569,419
Property & Casualty 1.6%
Alleghany Corp.
06/27/2022	4.950%	3,439,000	3,567,364
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	4,760,000	5,731,978
Total			9,299,342
Railroads 2.0%
Union Pacific Corp.
06/19/2020	2.250%	11,345,000	11,168,426
Supermarkets 0.7%
Kroger Co. (The)
08/01/2022	2.800%	3,855,000	3,718,190
Technology 1.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	8,870,000	8,499,615
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	2,987,000	2,948,787
Total Corporate Bonds & Notes (Cost $565,015,058)			553,392,583

U.S. Treasury Obligations 1.8%

U.S. Treasury
08/15/2021	2.750%	10,000,000	9,951,226
Total U.S. Treasury Obligations (Cost $10,017,715)			9,951,226

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(b),(c)	6,600,834	6,600,174
Total Money Market Funds (Cost $6,600,174)		6,600,174
Total Investments in Securities (Cost: $581,632,947)		569,943,983
Other Assets & Liabilities, Net		(4,284,447)
Net Assets		565,659,536

At October 31, 2018, securities and/or cash totaling $771,662 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	722	12/2018	USD	152,338,787	—	(374,522)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(677)	12/2018	USD	(80,890,052)	1,045,948	—
U.S. Treasury 10-Year Note	(186)	12/2018	USD	(22,223,855)	—	(15,448)
U.S. Treasury 5-Year Note	(67)	12/2018	USD	(7,558,109)	—	(14,760)
U.S. Treasury Ultra 10-Year Note	(28)	12/2018	USD	(3,564,005)	72,791	—
Total					1,118,739	(30,208)
Columbia Limited Duration Credit Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $158,844,805, which represents 28.08% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	2,783,340	74,508,032	(70,690,538)	6,600,834	—	—	112,935	6,600,174
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Limited Duration Credit Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	553,392,583	—	—	553,392,583
U.S. Treasury Obligations	9,951,226	—	—	—	9,951,226
Money Market Funds	—	—	—	6,600,174	6,600,174
Total Investments in Securities	9,951,226	553,392,583	—	6,600,174	569,943,983
Investments in Derivatives
Asset
Futures Contracts	1,118,739	—	—	—	1,118,739
Liability
Futures Contracts	(404,730)	—	—	—	(404,730)
Total	10,665,235	553,392,583	—	6,600,174	570,657,992
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Limited Duration Credit Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 10.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	94,000	2,883,920
Verizon Communications, Inc.	1,494,200	85,303,878
Total		88,187,798
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	130,700	142,538,806
Facebook, Inc., Class A(a)	864,000	131,146,560
Total		273,685,366
Media 1.6%
Comcast Corp., Class A	1,587,510	60,547,632
News Corp., Class A	446,170	5,884,982
Total		66,432,614
Total Communication Services		428,305,778
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.7%
Marriott International, Inc., Class A	626,200	73,196,518
Household Durables 0.4%
PulteGroup, Inc.	766,200	18,825,534
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.(a)	44,300	70,791,843
Booking Holdings, Inc.(a)	28,700	53,800,446
Total		124,592,289
Multiline Retail 1.1%
Kohl’s Corp.	607,200	45,983,256
Specialty Retail 2.1%
Best Buy Co., Inc.	695,200	48,775,232
Foot Locker, Inc.	819,500	38,631,230
Total		87,406,462
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	404,200	52,388,362
Total Consumer Discretionary		402,392,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.5%
Food & Staples Retailing 4.0%
Walgreens Boots Alliance, Inc.	1,168,050	93,175,349
Walmart, Inc.	767,700	76,984,956
Total		170,160,305
Food Products 0.8%
Tyson Foods, Inc., Class A	552,700	33,117,784
Household Products 1.5%
Kimberly-Clark Corp.	504,050	52,572,415
Procter & Gamble Co. (The)	103,900	9,213,852
Total		61,786,267
Tobacco 1.2%
Altria Group, Inc.	370,300	24,084,312
Philip Morris International, Inc.	301,300	26,535,491
Total		50,619,803
Total Consumer Staples		315,684,159
Energy 5.3%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	539,400	19,849,920
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	176,600	19,717,390
ConocoPhillips	1,261,160	88,155,084
Marathon Petroleum Corp.	423,800	29,856,710
Valero Energy Corp.	721,550	65,725,990
Total		203,455,174
Total Energy		223,305,094
Financials 13.0%
Banks 5.8%
Citigroup, Inc.	1,456,300	95,329,398
Comerica, Inc.	124,300	10,137,908
Fifth Third Bancorp	213,100	5,751,569
JPMorgan Chase & Co.	1,227,500	133,822,050
Total		245,040,925
Columbia Disciplined Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.0%
BlackRock, Inc.	93,600	38,508,912
S&P Global, Inc.	420,200	76,610,864
T. Rowe Price Group, Inc.	550,000	53,344,500
Total		168,464,276
Consumer Finance 0.7%
Capital One Financial Corp.	321,800	28,736,740
Insurance 2.5%
Allstate Corp. (The)	719,500	68,870,540
Prudential Financial, Inc.	375,600	35,223,768
Total		104,094,308
Total Financials		546,336,249
Health Care 14.4%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(a)	182,500	20,452,775
Biogen, Inc.(a)	89,000	27,080,030
BioMarin Pharmaceutical, Inc.(a)	198,100	18,258,877
Gilead Sciences, Inc.	277,000	18,885,860
TESARO, Inc.(a)	80,200	2,316,176
Vertex Pharmaceuticals, Inc.(a)	138,300	23,436,318
Total		110,430,036
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	339,200	23,384,448
Baxter International, Inc.	893,600	55,858,936
Total		79,243,384
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	322,000	28,336,000
Express Scripts Holding Co.(a)	198,600	19,258,242
Humana, Inc.	120,700	38,673,487
WellCare Health Plans, Inc.(a)	135,700	37,451,843
Total		123,719,572
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.0%
Allergan PLC	53,900	8,516,739
Bristol-Myers Squibb Co.	1,182,500	59,763,550
Eli Lilly & Co.	871,000	94,451,240
Johnson & Johnson	150,600	21,082,494
Pfizer, Inc.	2,536,955	109,241,282
Total		293,055,305
Total Health Care		606,448,297
Industrials 9.2%
Aerospace & Defense 2.7%
Boeing Co. (The)	315,400	111,922,844
Raytheon Co.	22,200	3,885,888
Total		115,808,732
Airlines 1.9%
Delta Air Lines, Inc.	1,500,950	82,146,993
Building Products —%
Resideo Technologies, Inc.(a)	33,333	701,660
Electrical Equipment 1.1%
Acuity Brands, Inc.	178,280	22,399,099
AMETEK, Inc.	181,500	12,175,020
Emerson Electric Co.	202,300	13,732,124
Total		48,306,243
Industrial Conglomerates 0.7%
Honeywell International, Inc.	200,000	28,964,000
Machinery 0.9%
Illinois Tool Works, Inc.	104,100	13,280,037
Snap-On, Inc.	147,800	22,752,332
Total		36,032,369
Professional Services 0.1%
Nielsen Holdings PLC	80,300	2,086,194
Road & Rail 0.5%
Union Pacific Corp.	146,900	21,479,718
Trading Companies & Distributors 1.3%
W.W. Grainger, Inc.	190,600	54,124,682
Total Industrials		389,650,591

2	Columbia Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.9%
Communications Equipment 3.0%
Cisco Systems, Inc.	2,308,700	105,623,025
F5 Networks, Inc.(a)	114,900	20,139,672
Total		125,762,697
IT Services 5.2%
MasterCard, Inc., Class A	537,300	106,208,091
VeriSign, Inc.(a)	449,300	64,043,222
Visa, Inc., Class A	368,600	50,811,510
Total		221,062,823
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	113,000	9,459,230
Broadcom, Inc.	150,900	33,724,641
QUALCOMM, Inc.	1,285,400	80,838,806
Texas Instruments, Inc.	50,700	4,706,481
Total		128,729,158
Software 5.5%
Adobe, Inc.(a)	391,700	96,264,192
Microsoft Corp.(b)	884,300	94,452,083
VMware, Inc., Class A(a)	284,400	40,211,316
Total		230,927,591
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	569,680	124,680,165
HP, Inc.	831,400	20,069,996
NetApp, Inc.	354,700	27,840,403
Total		172,590,564
Total Information Technology		879,072,833
Materials 2.3%
Chemicals 2.1%
Eastman Chemical Co.	208,200	16,312,470
LyondellBasell Industries NV, Class A	796,200	71,076,774
Total		87,389,244
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	457,600	5,331,040
Nucor Corp.	70,900	4,191,608
Total		9,522,648
Total Materials		96,911,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	166,200	25,895,622
Host Hotels & Resorts, Inc.	3,541,600	67,679,976
Simon Property Group, Inc.	142,900	26,225,008
Total		119,800,606
Total Real Estate		119,800,606
Utilities 3.3%
Electric Utilities 0.3%
Entergy Corp.	169,000	14,187,550
Independent Power and Renewable Electricity Producers 1.7%
NRG Energy, Inc.	1,999,900	72,376,381
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	1,073,200	28,987,132
Public Service Enterprise Group, Inc.	460,300	24,593,829
Total		53,580,961
Total Utilities		140,144,892
Total Common Stocks (Cost $3,336,776,644)		4,148,052,812

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(c),(d)	62,599,156	62,592,896
Total Money Market Funds (Cost $62,592,896)		62,592,896
Total Investments in Securities (Cost: $3,399,369,540)		4,210,645,708
Other Assets & Liabilities, Net		3,679,834
Net Assets		4,214,325,542

Columbia Disciplined Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2018 (Unaudited)
At October 31, 2018, securities and/or cash totaling $4,678,278 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	519	12/2018	USD	70,353,045	—	(4,246,179)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	47,331,148	77,588,032	(62,320,024)	62,599,156	(493)	493	274,041	62,592,896
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Disciplined Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	428,305,778	—	—	—	428,305,778
Consumer Discretionary	402,392,421	—	—	—	402,392,421
Consumer Staples	315,684,159	—	—	—	315,684,159
Energy	223,305,094	—	—	—	223,305,094
Financials	546,336,249	—	—	—	546,336,249
Health Care	606,448,297	—	—	—	606,448,297
Industrials	389,650,591	—	—	—	389,650,591
Information Technology	879,072,833	—	—	—	879,072,833
Materials	96,911,892	—	—	—	96,911,892
Real Estate	119,800,606	—	—	—	119,800,606
Utilities	140,144,892	—	—	—	140,144,892
Total Common Stocks	4,148,052,812	—	—	—	4,148,052,812
Money Market Funds	—	—	—	62,592,896	62,592,896
Total Investments in Securities	4,148,052,812	—	—	62,592,896	4,210,645,708
Investments in Derivatives
Liability
Futures Contracts	(4,246,179)	—	—	—	(4,246,179)
Total	4,143,806,633	—	—	62,592,896	4,206,399,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	0
Loral Space & Communications, Inc.(b)	101	4,511
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		4,572
Total Communication Services		4,572
Consumer Discretionary —%
Auto Components —%
Lear Corp.	540	71,766
Total Consumer Discretionary		71,766
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,298	20,028
Total Industrials		20,028
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,146)		96,366

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 92.1%

Aerospace & Defense 1.6%
Bombardier, Inc.(f)
01/15/2023	6.125%	1,800,000	1,780,623
12/01/2024	7.500%	3,049,000	3,095,500
03/15/2025	7.500%	1,050,000	1,050,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	800,000	809,399
05/15/2025	6.500%	3,677,000	3,657,961
06/15/2026	6.375%	10,895,000	10,673,581
Total			21,067,467
Automotive 0.1%
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,120,466
Banking 0.9%
Ally Financial, Inc.
11/01/2031	8.000%	10,422,000	12,531,778
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	908,000	926,469
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
05/15/2026	5.875%	6,005,000	5,825,643
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	8,102,000	7,270,014
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,331,996
Total			14,427,653
Cable and Satellite 9.7%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	3,600,000	3,598,106
05/15/2026	5.500%	1,618,000	1,575,877
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	6,519,000	6,399,363
02/15/2026	5.750%	8,985,000	8,902,976
05/01/2026	5.500%	106,000	103,280
05/01/2027	5.875%	3,109,000	3,056,246
Cequel Communications Holdings I LLC/Capital Corp.(f)
04/01/2028	7.500%	7,060,000	7,308,406
CSC Holdings LLC(f)
10/15/2025	6.625%	4,936,000	5,170,460
02/01/2028	5.375%	8,773,000	8,268,114
DISH DBS Corp.
11/15/2024	5.875%	3,920,000	3,330,848
07/01/2026	7.750%	18,970,000	16,814,060
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	5,678,000	5,595,203
07/15/2026	5.375%	2,665,000	2,602,570
08/01/2027	5.000%	7,450,000	7,001,972
Columbia Income Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	14,823,000	14,933,313
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	13,688,000	12,795,625
08/15/2026	5.500%	4,893,000	4,624,183
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	5,350,000	4,767,776
Ziggo BV(f)
01/15/2027	5.500%	13,243,000	12,124,006
Total			128,972,384
Chemicals 2.9%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	6,228,728
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,487,012
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	672,000	681,118
12/01/2025	5.875%	9,250,000	8,754,043
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,207,403
12/15/2025	5.750%	3,376,000	3,258,302
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,445,772
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	6,164,000	5,977,958
Total			39,040,336
Construction Machinery 0.9%
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	1,998,878
United Rentals North America, Inc.
10/15/2025	4.625%	1,176,000	1,088,350
09/15/2026	5.875%	2,203,000	2,155,827
12/15/2026	6.500%	6,488,000	6,564,020
Total			11,807,075
Consumer Cyclical Services 0.8%
APX Group, Inc.
12/01/2022	7.875%	9,167,000	9,217,345
frontdoor, Inc.(f)
08/15/2026	6.750%	1,187,000	1,210,886
Total			10,428,231
Consumer Products 1.9%
Mattel, Inc.(f)
12/31/2025	6.750%	3,669,000	3,513,291
Prestige Brands, Inc.(f)
03/01/2024	6.375%	6,621,000	6,545,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(f)
11/01/2026	6.125%	702,000	705,219
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	6,798,770
12/15/2026	5.250%	2,320,000	2,197,710
Spectrum Brands, Inc.
07/15/2025	5.750%	5,524,000	5,369,919
Total			25,130,443
Diversified Manufacturing 1.0%
Apergy Corp.(f)
05/01/2026	6.375%	4,456,000	4,508,991
Gates Global LLC/Co.(f)
07/15/2022	6.000%	552,000	549,136
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,629,768
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,422,380
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,195,973
Total			13,306,248
Electric 4.0%
AES Corp.
03/15/2023	4.500%	2,256,000	2,228,610
05/15/2026	6.000%	1,976,000	2,020,634
09/01/2027	5.125%	4,441,000	4,381,451
Calpine Corp.
01/15/2025	5.750%	4,834,000	4,322,345
Calpine Corp.(f)
06/01/2026	5.250%	2,186,000	2,011,113
Clearway Energy Operating LLC
08/15/2024	5.375%	8,019,000	7,930,190
09/15/2026	5.000%	8,001,000	7,444,418
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	3,315,000	3,265,275
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	4,392,000	4,054,422
NRG Energy, Inc.
01/15/2027	6.625%	3,085,000	3,185,716
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	6,974,000	6,916,402
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	6,853,000	6,136,964
Total			53,897,540

2	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 3.7%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	4,714,000	4,704,638
10/01/2023	5.125%	2,736,000	2,682,317
iStar, Inc.
04/01/2022	6.000%	3,079,000	3,071,518
Navient Corp.
01/25/2022	7.250%	5,777,000	6,018,271
06/15/2022	6.500%	3,411,000	3,476,314
03/25/2024	6.125%	2,529,000	2,458,271
10/25/2024	5.875%	3,496,000	3,295,760
06/15/2026	6.750%	2,124,000	2,028,908
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	501,000	497,028
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	4,177,000	4,113,906
Quicken Loans, Inc.(f)
05/01/2025	5.750%	7,948,000	7,658,709
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,478,757
03/15/2025	6.875%	3,841,000	3,674,362
03/15/2026	7.125%	3,312,000	3,136,772
Total			49,295,531
Food and Beverage 2.8%
B&G Foods, Inc.
04/01/2025	5.250%	4,910,000	4,676,490
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	7,965,000	7,277,748
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,575,607
11/01/2026	4.875%	5,768,000	5,569,402
Post Holdings, Inc.(f)
08/15/2026	5.000%	9,994,000	9,211,789
03/01/2027	5.750%	6,355,000	6,069,025
01/15/2028	5.625%	1,446,000	1,359,457
Total			36,739,518
Gaming 4.3%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,040,422
08/15/2026	6.000%	3,032,000	2,942,404
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	1,500,000	1,394,810
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,014,958
Eldorado Resorts, Inc.(f)
09/15/2026	6.000%	1,995,000	1,957,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(f)
02/15/2025	6.500%	5,130,000	5,205,796
01/15/2027	6.250%	2,538,000	2,499,930
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,589,985
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,079,108
09/01/2026	4.500%	1,700,000	1,560,852
MGM Resorts International
12/15/2021	6.625%	6,034,000	6,315,878
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	3,776,000	3,517,805
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,575,466
Scientific Games International, Inc.(f)
10/15/2025	5.000%	6,085,000	5,658,654
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	1,362,000	1,381,411
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	7,257,976	1,995,943
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	4,719,000	4,487,335
Total			57,217,898
Health Care 4.9%
Avantor, Inc.(f)
10/01/2024	6.000%	1,345,000	1,342,902
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	5,593,000	5,467,862
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	1,382,000	1,378,812
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,544,000	2,339,439
DaVita, Inc.
07/15/2024	5.125%	2,562,000	2,442,611
05/01/2025	5.000%	2,350,000	2,221,915
HCA, Inc.
04/15/2025	5.250%	8,563,000	8,744,801
06/15/2026	5.250%	11,696,000	11,919,569
02/15/2027	4.500%	3,887,000	3,771,572
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,350,139
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	7,654,000	7,788,458
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,617,779
11/15/2027	4.625%	2,825,000	2,628,583

Columbia Income Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
04/01/2022	8.125%	5,477,000	5,708,940
07/15/2024	4.625%	3,420,000	3,292,711
Total			65,016,093
Healthcare Insurance 1.3%
Centene Corp.(f)
06/01/2026	5.375%	6,010,000	6,100,042
WellCare Health Plans, Inc.
04/01/2025	5.250%	7,583,000	7,563,784
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	3,507,000	3,502,869
Total			17,166,695
Home Construction 1.4%
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,646,280
06/01/2026	5.250%	4,607,000	4,405,550
11/29/2027	4.750%	3,566,000	3,334,210
Meritage Homes Corp.
04/01/2022	7.000%	1,013,000	1,053,203
06/01/2025	6.000%	2,813,000	2,738,053
06/06/2027	5.125%	1,767,000	1,558,031
Taylor Morrison Communities, Inc./Holdings II(f)
03/01/2024	5.625%	3,500,000	3,408,006
Total			19,143,333
Independent Energy 8.4%
Callon Petroleum Co.
10/01/2024	6.125%	1,980,000	1,930,680
07/01/2026	6.375%	5,166,000	5,125,995
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,207,000	6,098,750
Centennial Resource Production LLC(f)
01/15/2026	5.375%	1,809,000	1,768,223
Chaparral Energy, Inc.(f)
07/15/2023	8.750%	2,150,000	2,071,871
Chesapeake Energy Corp.
10/01/2026	7.500%	4,207,000	4,122,704
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	8,098,000	7,701,425
Diamondback Energy, Inc.
05/31/2025	5.375%	1,651,000	1,642,821
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	787,000	808,523
01/30/2028	5.750%	9,435,000	9,722,419
Extraction Oil & Gas, Inc.(f)
02/01/2026	5.625%	2,775,000	2,361,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.
02/15/2025	6.750%	373,000	339,150
Hilcorp Energy I LP/Finance Co.(f)
11/01/2028	6.250%	3,267,000	3,145,219
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	2,803,000	2,648,916
Jagged Peak Energy LLC(f)
05/01/2026	5.875%	3,893,000	3,814,622
Laredo Petroleum, Inc.
03/15/2023	6.250%	9,757,000	9,611,045
Matador Resources Co.(f)
09/15/2026	5.875%	4,082,000	4,010,732
MEG Energy Corp.(f)
01/15/2025	6.500%	950,000	983,499
Parsley Energy LLC/Finance Corp.(f)
08/15/2025	5.250%	8,474,000	8,182,376
10/15/2027	5.625%	8,359,000	8,242,292
PDC Energy, Inc.
09/15/2024	6.125%	5,789,000	5,529,253
SM Energy Co.
09/15/2026	6.750%	6,755,000	6,771,888
01/15/2027	6.625%	1,654,000	1,661,026
Whiting Petroleum Corp.
01/15/2026	6.625%	3,720,000	3,718,062
WPX Energy, Inc.
01/15/2022	6.000%	2,289,000	2,343,178
09/15/2024	5.250%	5,535,000	5,452,252
06/01/2026	5.750%	1,868,000	1,862,943
Total			111,671,037
Leisure 0.7%
Boyne U.S.A., Inc.(f)
05/01/2025	7.250%	2,300,000	2,409,604
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,612,767
03/15/2026	5.625%	1,351,000	1,347,833
Viking Cruises Ltd.(f)
09/15/2027	5.875%	3,487,000	3,314,708
Total			9,684,912
Lodging 0.3%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	2,736,000	2,763,549
Marriott Ownership Resorts, Inc.(f)
09/15/2026	6.500%	709,000	714,724
Total			3,478,273

4	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.1%
Match Group, Inc.
06/01/2024	6.375%	3,183,000	3,310,552
Netflix, Inc.(f)
04/15/2028	4.875%	2,003,000	1,837,574
11/15/2028	5.875%	13,046,000	12,817,225
05/15/2029	6.375%	3,944,000	3,963,184
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,618,154
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	753,352	0
Total			28,546,689
Metals and Mining 4.9%
Alcoa Nederland Holding BV(f)
09/30/2026	7.000%	2,229,000	2,347,355
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	3,937,000	4,106,748
Constellium NV(f)
02/15/2026	5.875%	7,566,000	7,097,551
Freeport-McMoRan, Inc.
03/15/2043	5.450%	16,569,000	14,039,179
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	3,184,000	3,274,897
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	2,892,000	2,893,727
01/15/2025	7.625%	5,028,000	5,054,935
Novelis Corp.(f)
08/15/2024	6.250%	359,000	353,754
09/30/2026	5.875%	8,886,000	8,374,246
Teck Resources Ltd.
07/15/2041	6.250%	17,093,000	17,074,728
Total			64,617,120
Midstream 6.7%
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	3,990,000	3,923,072
DCP Midstream Operating LP
04/01/2044	5.600%	8,795,000	7,960,029
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,608,960
Energy Transfer Equity LP
06/01/2027	5.500%	7,369,000	7,487,950
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,348,858
NGPL PipeCo LLC(f)
12/15/2037	7.768%	9,737,000	11,419,641
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	3,821,812
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	6,679,000	7,266,672
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	3,719,000	3,698,542
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	1,608,000	1,553,188
02/15/2026	5.500%	4,475,000	4,277,008
Tallgrass Energy Partners LP/Finance Corp.(f)
01/15/2028	5.500%	2,988,000	2,955,813
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	17,101,000	16,679,375
01/15/2028	5.000%	6,932,000	6,579,445
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,539,000	3,319,143
Total			88,899,508
Oil Field Services 1.8%
Calfrac Holdings LP(f)
06/15/2026	8.500%	1,986,000	1,787,400
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	1,921,000	1,893,199
Nabors Industries, Inc.
01/15/2023	5.500%	1,106,000	1,040,465
02/01/2025	5.750%	8,221,000	7,577,320
SESI LLC
12/15/2021	7.125%	115,000	114,360
09/15/2024	7.750%	5,223,000	5,134,611
Transocean Guardian Ltd.(f)
01/15/2024	5.875%	3,489,000	3,455,031
U.S.A. Compression Partners LP/Finance Corp.(f)
04/01/2026	6.875%	3,474,000	3,510,526
Total			24,512,912
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/2022	6.000%	2,378,000	2,426,701
Other Industry 0.4%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	3,565,000	3,351,742
WeWork Companies, Inc.(f)
05/01/2025	7.875%	1,833,000	1,693,054
Total			5,044,796

Columbia Income Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.7%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,083,812
03/15/2027	5.375%	5,930,000	5,896,763
Total			8,980,575
Packaging 3.4%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
05/15/2024	7.250%	11,745,000	11,819,722
02/15/2025	6.000%	5,316,000	4,977,870
Berry Global, Inc.
07/15/2023	5.125%	8,530,000	8,487,819
BWAY Holding Co.(f)
04/15/2024	5.500%	742,000	712,225
Multi-Color Corp.(f)
11/01/2025	4.875%	4,456,000	4,115,927
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,662,310
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,385,783
Total			45,161,656
Pharmaceuticals 2.2%
Bausch Health Companies, Inc.(f)
12/01/2021	5.625%	8,574,000	8,445,390
03/15/2024	7.000%	2,005,000	2,101,254
04/01/2026	9.250%	7,544,000	7,918,379
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,653,000	2,490,849
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	8,736,378
Total			29,692,250
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	4,600,000	1,086
Subordinated
12/01/2037	0.000%	180,000	42
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,328
Total			3,456
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	2,346,000	1,994,154
Party City Holdings, Inc.(f)
08/01/2026	6.625%	1,216,000	1,181,843
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/2024	5.375%	773,000	748,376
Total			3,924,373
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	854,000	756,309
Technology 6.3%
Camelot Finance SA(f)
10/15/2024	7.875%	4,765,000	4,711,694
CDK Global, Inc.
06/01/2027	4.875%	3,432,000	3,220,681
Equinix, Inc.
01/15/2026	5.875%	14,703,000	14,908,607
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,659,108
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,150,144
Iron Mountain, Inc.
08/15/2024	5.750%	1,842,000	1,803,167
Iron Mountain, Inc.(f)
09/15/2027	4.875%	2,623,000	2,339,380
03/15/2028	5.250%	4,271,000	3,838,126
MSCI, Inc.(f)
08/15/2025	5.750%	2,990,000	3,072,291
08/01/2026	4.750%	3,710,000	3,577,019
NCR Corp.
12/15/2023	6.375%	4,229,000	4,217,370
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,119,938
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	6,147,000	5,731,641
Refinitiv US Holdings, Inc.(f)
05/15/2026	6.250%	1,697,000	1,685,720
11/15/2026	8.250%	5,780,000	5,618,750
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	6,380,779
Total			84,034,415
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	750,000	729,493
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	5,572,664
Hertz Corp. (The)(f)
06/01/2022	7.625%	4,553,000	4,359,256
Total			10,661,413

6	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 6.5%
Altice France SA(f)
05/01/2026	7.375%	21,030,000	20,148,191
02/01/2027	8.125%	2,906,000	2,882,307
SBA Communications Corp.
09/01/2024	4.875%	15,083,000	14,454,808
Sprint Capital Corp.
11/15/2028	6.875%	7,650,000	7,519,315
Sprint Corp.
02/15/2025	7.625%	5,346,000	5,560,113
03/01/2026	7.625%	5,426,000	5,639,871
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	18,062,000	19,037,438
02/01/2026	4.500%	2,022,000	1,894,390
02/01/2028	4.750%	2,528,000	2,338,400
Wind Tre SpA(f)
01/20/2026	5.000%	8,090,000	6,876,460
Total			86,351,293
Wirelines 2.9%
CenturyLink, Inc.
03/15/2022	5.800%	2,800,000	2,798,127
04/01/2024	7.500%	12,440,000	13,019,355
Frontier Communications Corp.
01/15/2023	7.125%	4,701,000	3,132,088
09/15/2025	11.000%	1,970,000	1,446,246
Telecom Italia Capital SA
09/30/2034	6.000%	7,438,000	6,709,329
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	11,307,000	11,083,246
Total			38,188,391
Total Corporate Bonds & Notes (Cost $1,263,644,887)			1,223,871,237

Senior Loans 3.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(g),(h)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.549%	2,716,000	2,705,815
Consumer Products 0.3%
Serta Simmons Bedding LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.277%	4,781,388	3,701,081
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(g),(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025		1,504,189	1,515,470
Pharmaceuticals 1.0%
Bausch Health Companies, Inc.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.274%	14,209,360	14,206,092
Property & Casualty 0.6%
Hub International Ltd.(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.490%	7,701,697	7,675,204
Technology 1.0%
Ascend Learning LLC(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.302%	1,413,720	1,414,611
Financial & Risk US Holdings, Inc./Refinitiv(f),(g),(h),(i)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025		8,317,885	8,227,802
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.802%	2,333,628	2,341,212
Hyland Software, Inc.(g),(h)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.552%	983,659	988,371
Total			12,971,996
Total Senior Loans (Cost $43,981,426)			42,775,658

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(j),(k)	35,744,272	35,740,698
Total Money Market Funds (Cost $35,740,698)		35,740,698
Total Investments in Securities (Cost: $1,346,558,157)		1,302,483,959
Other Assets & Liabilities, Net		26,311,784
Net Assets		1,328,795,743

Columbia Income Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
At October 31, 2018, securities and/or cash totaling $856,800 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(816)	12/2018	USD	(97,498,201)	1,453,478	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2018, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2018, the total value of these securities amounted to $3,456, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $687,520,075, which represents 51.74% of total net assets.
(g)	The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(h)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(i)	Represents a security purchased on a forward commitment basis.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	49,107,861	93,660,871	(107,024,460)	35,744,272	(3,869)	3,869	320,534	35,740,698
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
8	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,511	—	61	—	4,572
Consumer Discretionary	71,766	—	—	—	71,766
Industrials	20,028	—	—	—	20,028
Utilities	—	—	0*	—	0*
Total Common Stocks	96,305	—	61	—	96,366
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,223,871,237	0*	—	1,223,871,237
Senior Loans	—	42,775,658	—	—	42,775,658
Money Market Funds	—	—	—	35,740,698	35,740,698
Total Investments in Securities	96,305	1,266,646,895	61	35,740,698	1,302,483,959
Columbia Income Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,453,478	—	—	—	1,453,478
Total	1,549,783	1,266,646,895	61	35,740,698	1,303,937,437

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, convertible bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
10	Columbia Income Opportunities Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Short-Term Cash Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
11/05/2018	2.150%	40,050,000	40,038,185
11/07/2018	2.210%	30,550,000	30,537,047
11/20/2018	2.210%	30,000,000	29,963,640
12/04/2018	2.280%	40,000,000	39,915,280
12/17/2018	2.340%	18,075,000	18,020,648
12/18/2018	2.360%	65,000,000	64,798,630
12/19/2018	2.410%	30,000,000	29,903,070
12/20/2018	2.400%	50,000,000	49,835,850
12/24/2018	2.370%	40,000,000	39,860,000
12/26/2018	2.420%	30,000,000	29,889,210
12/28/2018	2.370%	31,500,000	31,381,592
Total Asset-Backed Commercial Paper (Cost $404,194,409)			404,143,152

Asset-Backed Securities — Non-Agency 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)
Series 2018-A Class A1
03/15/2019	1.950%	16,891,570	16,878,914
Series 2018-B Class A1
10/15/2019	2.535%	60,000,000	59,958,402
Bank of the West Auto Trust(a),(b)
Series 2018-1 Class A1
11/15/2019	2.550%	45,000,000	45,000,000
CarMax Auto Owner Trust
Series 2018-2 Class A1
05/15/2019	2.300%	6,804,076	6,803,116
CCG Receivables Trust(a)
Series 2018-1 Class A1
02/14/2019	1.850%	1,474,228	1,473,890
DLL Securitization Trust(a)
Series 2018-1 Class A1
05/17/2019	2.450%	17,172,884	17,171,618
Enterprise Fleet Financing LLC(a)
Series 2018-1 Class A1
03/20/2019	2.150%	17,945,385	17,933,229
Series 2018-2 Class A1
08/20/2019	2.550%	26,517,198	26,507,198
Series 2018-3 Class A1
11/20/2019	2.815%	80,000,000	79,986,888
GM Financial Consumer Automobile Receivables Trust
Series 2018-2 Class A1
04/16/2019	2.300%	1,344,224	1,344,094
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2018-1 Class A1
02/15/2019	1.850%	4,609,993	4,608,833
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust
Series 2018-A Class A1
04/15/2019	2.230%	3,830,413	3,829,905
Kubota Credit Owner Trust(a)
Series 2018-1A Class A1
05/15/2019	2.370%	17,752,796	17,745,576
Volvo Financial Equipment LLC(a)
Series 2018-1A Class A1
02/15/2019	1.850%	4,756,281	4,754,999
Wheels SPV LLC(a)
Series 2018-1A Class A1
07/20/2019	2.550%	35,438,776	35,420,235
World Omni Auto Receivables Trust
Series 2018-B Class A1
04/15/2019	2.250%	2,430,317	2,430,090
Total Asset-Backed Securities — Non-Agency (Cost $341,968,141)			341,846,987

Certificates of Deposit 23.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
11/01/2018	2.190%	400,000,000	400,000,000
Bank of Montreal
11/01/2018	2.270%	50,000,000	49,999,950
11/02/2018	2.280%	40,000,000	39,999,920
12/06/2018	2.400%	45,000,000	44,992,980
12/13/2018	2.410%	93,000,000	92,981,679
12/24/2018	2.470%	30,000,000	29,995,770
01/04/2019	2.490%	30,000,000	29,994,990
01/09/2019	2.500%	45,000,000	44,984,160
01/25/2019	2.510%	30,000,000	29,997,180
01/29/2019	2.510%	50,000,000	49,998,900
BB&T Corp.
12/12/2018	2.410%	100,000,000	99,978,900
12/13/2018	2.410%	50,000,000	49,989,200
12/31/2018	2.410%	100,000,000	99,978,300
01/03/2019	2.490%	75,000,000	74,974,950
BNP Paribas SA
11/01/2018	1.800%	382,000,000	382,003,927
Canadian Imperial Bank of Commerce
11/01/2018	2.130%	379,800,000	379,800,000
Cooperatieve Rabobank UA
11/01/2018	2.160%	382,000,000	382,000,000
Royal Bank of Canada(c)
1-month USD LIBOR + 0.150% 03/13/2019	2.430%	50,000,000	50,004,950
Columbia Short-Term Cash Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2018 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Royal Bank of Canada
04/02/2019	2.750%	100,000,000	99,921,900
Toronto-Dominion Bank (The)
11/06/2018	2.290%	50,000,000	49,999,350
11/07/2018	2.290%	75,000,000	74,998,800
11/19/2018	2.300%	82,000,000	81,999,836
11/29/2018	2.300%	25,000,000	24,998,850
12/21/2018	2.410%	50,000,000	49,991,900
01/22/2019	2.510%	50,000,000	49,986,850
01/25/2019	2.510%	50,000,000	49,992,350
Wells Fargo Bank NA(c)
1-month USD LIBOR + 0.260% 11/06/2018	2.540%	50,000,000	50,002,500
1-month USD LIBOR + 0.230% 11/14/2018	2.520%	90,000,000	90,009,270
1-month USD LIBOR + 0.230% 12/04/2018	2.510%	75,000,000	75,017,625
1-month USD LIBOR + 0.280% 05/01/2019	2.580%	50,000,000	49,997,521
Wells Fargo Bank NA
01/24/2019	2.480%	50,000,000	49,988,989
04/01/2019	2.730%	93,000,000	92,924,735
Total Certificates of Deposit (Cost $3,221,800,000)			3,221,506,232

Commercial Paper 29.4%

Banking 2.1%
Royal Bank of Canada(a)
02/01/2019	2.580%	100,000,000	99,347,500
Royal Bank of Canada(a),(c)
1-month USD LIBOR + 0.150% 03/29/2019	2.440%	50,000,000	50,001,550
1-month USD LIBOR + 0.150% 04/01/2019	2.390%	100,000,000	100,000,160
Toronto-Dominion Bank (The)(a)
12/10/2018	2.370%	35,000,000	34,909,245
Total			284,258,455
Consumer Products 1.8%
Procter & Gamble Co. (The)(a)
12/03/2018	2.300%	50,000,000	49,896,300
12/04/2018	2.300%	50,000,000	49,893,150
12/14/2018	2.310%	50,000,000	49,861,100
01/09/2019	2.430%	41,483,000	41,290,685
01/18/2019	2.460%	50,000,000	49,735,100
Total			240,676,335
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Integrated Energy 5.7%
Chevron Corp.(a)
11/06/2018	2.120%	50,000,000	49,982,600
11/08/2018	2.120%	47,000,000	46,978,145
11/09/2018	2.120%	50,000,000	49,973,850
11/13/2018	2.120%	100,000,000	99,924,500
11/26/2018	2.160%	50,000,000	49,923,050
11/27/2018	2.160%	20,000,000	19,968,040
12/03/2018	2.170%	50,000,000	49,902,300
Exxon Mobil Corp.
11/01/2018	2.120%	25,000,000	24,998,550
11/21/2018	2.150%	90,000,000	89,888,670
11/26/2018	2.150%	80,000,000	79,877,440
12/12/2018	2.170%	50,000,000	49,875,700
01/02/2019	2.200%	50,000,000	49,810,850
01/03/2019	2.240%	50,000,000	49,804,250
01/07/2019	2.320%	75,000,000	74,676,600
Total			785,584,545
Life Insurance 2.5%
New York Life Capital Corp.(a)
11/05/2018	2.150%	53,125,000	53,109,328
11/06/2018	2.190%	28,203,000	28,192,847
12/05/2018	2.300%	40,000,000	39,912,000
12/07/2018	2.310%	27,071,000	27,007,762
12/17/2018	2.350%	20,327,000	20,265,612
12/18/2018	2.350%	43,134,000	43,000,975
12/19/2018	2.360%	54,143,000	53,971,800
01/22/2019	2.410%	25,310,000	25,172,060
Pricoa Short Term Funding LLC(a)
11/16/2018	2.240%	25,000,000	24,975,425
Prudential Funding LLC
11/01/2018	2.120%	25,000,000	24,998,550
Total			340,606,359
Pharmaceuticals 9.6%
Merck & Co., Inc.(a)
11/15/2018	2.270%	25,000,000	24,976,750
11/26/2018	2.290%	25,000,000	24,959,325
11/28/2018	2.300%	50,000,000	49,912,000
11/30/2018	2.280%	45,000,000	44,915,895
01/14/2019	2.420%	50,000,000	49,752,700
01/16/2019	2.410%	40,000,000	39,797,760
01/17/2019	2.450%	100,000,000	99,479,100
01/18/2019	2.460%	80,000,000	79,576,160
Novartis Finance Corp.(a)
11/13/2018	2.260%	60,000,000	59,951,640
11/19/2018	2.280%	45,000,000	44,946,720
11/20/2018	2.300%	20,000,000	19,974,860
11/21/2018	2.280%	95,000,000	94,875,740
11/27/2018	2.310%	40,000,000	39,931,800
12/03/2018	2.320%	30,000,000	29,937,210
12/10/2018	2.340%	23,000,000	22,941,143

2	Columbia Short-Term Cash Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2018 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
12/11/2018	2.340%	20,000,000	19,947,540
12/17/2018	2.370%	50,000,000	49,847,700
12/18/2018	2.370%	30,000,000	29,906,670
Roche Holdings, Inc.(a)
11/26/2018	2.280%	50,000,000	49,919,000
11/28/2018	2.300%	60,000,000	59,894,400
11/30/2018	2.300%	57,000,000	56,892,498
Sanofi (a)
12/14/2018	2.310%	167,500,000	167,034,685
12/17/2018	2.310%	100,000,000	99,703,300
12/21/2018	2.330%	50,000,000	49,837,600
Total			1,308,912,196
Property & Casualty 0.5%
Travelers Co., Inc.(a)
Series 2018-B Class A1
11/01/2018	2.300%	75,000,000	74,995,275
Retailers 1.3%
Walmart, Inc.(a)
11/05/2018	2.140%	25,400,000	25,392,558
11/20/2018	2.320%	30,000,000	29,961,960
11/23/2018	2.320%	75,000,000	74,890,575
11/26/2018	2.320%	45,000,000	44,925,795
Total			175,170,888
Technology 5.9%
Apple, Inc.(a)
11/20/2018	2.270%	100,000,000	99,876,000
11/27/2018	2.270%	81,675,000	81,538,276
11/28/2018	2.280%	100,000,000	99,825,600
12/14/2018	2.300%	90,000,000	89,751,150
01/29/2019	2.380%	20,000,000	19,883,320
International Business Machines Co.(a)
12/17/2018	2.360%	20,000,000	19,939,340
12/19/2018	2.380%	58,000,000	57,814,980
12/20/2018	2.380%	50,000,000	49,837,250
12/21/2018	2.380%	33,300,000	33,189,444
12/24/2018	2.400%	64,550,000	64,322,074
12/26/2018	2.390%	100,000,000	99,635,400
12/27/2018	2.390%	96,000,000	95,643,744
Total			811,256,578
Total Commercial Paper (Cost $4,021,810,423)			4,021,460,631

Repurchase Agreements 0.7%

Tri-party RBC Capital Markets LLC
dated 10/31/2018, matures 11/01/2018,
repurchase price $50,003,028 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,080)
11/01/2018	2.300%	50,000,000	49,999,834
Repurchase Agreements (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 10/31/2018, matures 11/01/2018,
repurchase price $50,003,042 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,034)
11/01/2018	2.300%	50,000,000	49,999,847
Total Repurchase Agreements (Cost $100,000,000)			99,999,681

U.S. Government & Agency Obligations 37.1%

Federal Home Loan Banks(d)
09/20/2019	2.280%	100,000,000	99,954,000
Federal Home Loan Banks Discount Notes
11/01/2018	2.080%	225,000,000	224,987,175
11/02/2018	2.120%	238,100,000	238,072,381
11/05/2018	2.130%	175,000,000	174,948,900
11/06/2018	2.190%	150,000,000	149,946,000
11/07/2018	2.200%	195,000,000	194,917,905
11/08/2018	2.220%	200,000,000	199,902,800
11/09/2018	2.170%	299,300,000	299,139,575
11/13/2018	2.170%	175,000,000	174,864,900
11/14/2018	2.230%	250,000,000	249,786,500
11/15/2018	2.170%	300,000,000	299,732,400
11/16/2018	2.240%	275,000,000	274,730,225
11/19/2018	2.190%	200,000,000	199,772,000
11/20/2018	2.200%	150,000,000	149,819,100
11/21/2018	2.210%	125,000,000	124,841,000
11/23/2018	2.230%	100,000,000	99,859,700
11/27/2018	2.210%	200,000,000	199,674,000
11/29/2018	2.220%	200,000,000	199,647,400
11/30/2018	2.210%	100,000,000	99,818,300
12/03/2018	2.210%	150,000,000	149,700,450
12/04/2018	2.240%	50,000,000	49,895,850
12/05/2018	2.230%	100,000,000	99,786,700
12/06/2018	2.230%	100,000,000	99,780,200
12/07/2018	2.240%	50,000,000	49,886,600
12/11/2018	2.250%	50,000,000	49,874,150
12/19/2018	2.240%	75,000,000	74,775,450
12/21/2018	2.270%	100,000,000	99,683,900
12/24/2018	2.200%	50,000,000	49,837,600
12/26/2018	2.290%	100,000,000	99,650,500
12/28/2018	2.290%	55,000,000	54,800,790
01/08/2019	2.320%	131,000,000	130,428,578
01/18/2019	2.330%	30,000,000	29,849,730
01/23/2019	2.370%	205,000,000	203,887,465
01/25/2019	2.370%	24,000,000	23,866,800
01/29/2019	2.350%	50,000,000	49,712,100
Federal National Mortgage Association
01/04/2019	2.310%	75,000,000	74,692,800
Federal National Mortgage Association(c)
SOFR + 0.120% 07/30/2019	2.300%	23,300,000	23,296,202
Total U.S. Government & Agency Obligations (Cost $5,068,242,951)			5,067,820,126

Columbia Short-Term Cash Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2018 (Unaudited)
U.S. Treasury Obligations 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury index + 0.140% 01/31/2019	2.459%	50,000,000	50,024,909
3-month U.S. Treasury index + 0.012% 01/31/2020	2.313%	100,000,000	100,001,970
3-month U.S. Treasury index + 0.043% 07/31/2020	2.356%	100,000,000	100,033,596
Total U.S. Treasury Obligations (Cost $249,970,156)			250,060,475
Total Investments in Securities (Cost: $13,407,986,080)	13,406,837,284
Other Assets & Liabilities, Net	260,638,123
Net Assets	13,667,475,407

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $4,309,112,955, which represents 31.53% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
4	Columbia Short-Term Cash Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	404,143,152	—	404,143,152
Asset-Backed Securities — Non-Agency	—	341,846,987	—	341,846,987
Certificates of Deposit	—	3,221,506,232	—	3,221,506,232
Commercial Paper	—	4,021,460,631	—	4,021,460,631
Repurchase Agreements	—	99,999,681	—	99,999,681
U.S. Government & Agency Obligations	—	5,067,820,126	—	5,067,820,126
U.S. Treasury Obligations	250,060,475	—	—	250,060,475
Total Investments in Securities	250,060,475	13,156,776,809	—	13,406,837,284
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short-Term Cash Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.2%
Issuer	Shares	Value ($)
Communication Services 11.7%
Entertainment 0.5%
Walt Disney Co. (The)	21,100	2,422,913
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	32,840	35,814,647
Facebook, Inc., Class A(a)	154,300	23,421,197
Total		59,235,844
Total Communication Services		61,658,757
Consumer Discretionary 15.5%
Auto Components 1.2%
Gentex Corp.	260,300	5,479,315
Lear Corp.	7,700	1,023,330
Total		6,502,645
Hotels, Restaurants & Leisure 2.7%
Marriott International, Inc., Class A	85,300	9,970,717
Wyndham Destinations, Inc.	120,800	4,334,304
Total		14,305,021
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.(a)	13,855	22,140,429
Booking Holdings, Inc.(a)	6,390	11,978,566
Total		34,118,995
Specialty Retail 5.1%
Best Buy Co., Inc.	115,400	8,096,464
Home Depot, Inc. (The)	21,500	3,781,420
Ross Stores, Inc.	68,000	6,732,000
Urban Outfitters, Inc.(a)	218,000	8,602,280
Total		27,212,164
Total Consumer Discretionary		82,138,825
Consumer Staples 5.5%
Beverages 0.3%
PepsiCo, Inc.	13,100	1,472,178
Food Products 0.5%
Hershey Co. (The)	5,700	610,755
Kellogg Co.	32,900	2,154,292
Total		2,765,047
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Kimberly-Clark Corp.	60,700	6,331,010
Personal Products 1.7%
Herbalife Nutrition Ltd.(a)	172,000	9,160,720
Tobacco 1.8%
Altria Group, Inc.	144,500	9,398,280
Total Consumer Staples		29,127,235
Energy 0.5%
Energy Equipment & Services 0.1%
Halliburton Co.	22,000	762,960
Oil, Gas & Consumable Fuels 0.4%
EOG Resources, Inc.	17,300	1,822,382
Total Energy		2,585,342
Financials 4.6%
Capital Markets 2.4%
Lazard Ltd., Class A	14,600	580,204
S&P Global, Inc.	57,400	10,465,168
T. Rowe Price Group, Inc.	18,400	1,784,616
Total		12,829,988
Consumer Finance 1.3%
Capital One Financial Corp.	75,100	6,706,430
Insurance 0.9%
Progressive Corp. (The)	70,700	4,927,790
Total Financials		24,464,208
Health Care 13.8%
Biotechnology 5.0%
Alexion Pharmaceuticals, Inc.(a)	38,900	4,359,523
BeiGene Ltd., ADR(a)	6,300	793,422
Biogen, Inc.(a)	20,000	6,085,400
BioMarin Pharmaceutical, Inc.(a)	48,500	4,470,245
bluebird bio, Inc.(a)	6,800	779,960
Gilead Sciences, Inc.	59,800	4,077,164
Sage Therapeutics, Inc.(a)	11,200	1,441,216
Vertex Pharmaceuticals, Inc.(a)	26,700	4,524,582
Total		26,531,512
Columbia Disciplined Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	141,800	8,863,918
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	29,500	2,596,000
Humana, Inc.	2,800	897,148
Premier, Inc.(a)	64,200	2,889,000
UnitedHealth Group, Inc.	2,000	522,700
WellCare Health Plans, Inc.(a)	34,200	9,438,858
Total		16,343,706
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	153,200	7,742,728
Eli Lilly & Co.	117,200	12,709,168
Johnson & Johnson	5,200	727,948
Total		21,179,844
Total Health Care		72,918,980
Industrials 12.0%
Aerospace & Defense 3.4%
Boeing Co. (The)	50,000	17,743,000
Airlines 1.9%
Delta Air Lines, Inc.	182,600	9,993,698
Building Products —%
Resideo Technologies, Inc.(a)	2,033	42,795
Electrical Equipment 1.1%
Emerson Electric Co.	84,200	5,715,496
Industrial Conglomerates 0.3%
Honeywell International, Inc.	12,200	1,766,804
Machinery 3.1%
Allison Transmission Holdings, Inc.	204,900	9,031,992
Illinois Tool Works, Inc.	58,400	7,450,088
Total		16,482,080
Professional Services 0.6%
Robert Half International, Inc.	49,800	3,014,394
Road & Rail 0.6%
CSX Corp.	8,500	585,310
Union Pacific Corp.	17,900	2,617,338
Total		3,202,648
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	67,700	5,487,762
Total Industrials		63,448,677
Information Technology 32.9%
IT Services 7.5%
MasterCard, Inc., Class A	86,600	17,118,222
VeriSign, Inc.(a)	37,100	5,288,234
Visa, Inc., Class A	127,300	17,548,305
Total		39,954,761
Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	48,000	10,727,520
Cypress Semiconductor Corp.	347,800	4,500,532
Texas Instruments, Inc.	46,700	4,335,161
Total		19,563,213
Software 12.5%
Adobe, Inc.(a)	59,000	14,499,840
Aspen Technology, Inc.(a)	87,800	7,453,342
Fortinet, Inc.(a)	125,600	10,321,808
Intuit, Inc.	5,900	1,244,900
Microsoft Corp.	221,490	23,657,347
VMware, Inc., Class A(a)	61,700	8,723,763
Total		65,901,000
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.(b)	184,477	40,374,636
NetApp, Inc.	102,500	8,045,225
Total		48,419,861
Total Information Technology		173,838,835
Materials 1.8%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	95,700	8,543,139
Westlake Chemical Corp.	14,900	1,062,370
Total		9,605,509
Total Materials		9,605,509
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.6%
Simon Property Group, Inc.	46,200	8,478,624

2	Columbia Disciplined Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	42,500	1,712,325
Total Real Estate		10,190,949
Total Common Stocks (Cost $404,249,522)		529,977,317

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(c),(d)	4,511,880	4,511,428
Total Money Market Funds (Cost $4,511,428)		4,511,428
Total Investments in Securities (Cost: $408,760,950)		534,488,745
Other Assets & Liabilities, Net		(5,783,389)
Net Assets		528,705,356
At October 31, 2018, securities and/or cash totaling $415,834 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	43	12/2018	USD	5,828,865	—	(377,504)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	6,704,464	8,909,114	(11,101,698)	4,511,880	(353)	353	32,714	4,511,428
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	61,658,757	—	—	—	61,658,757
Consumer Discretionary	82,138,825	—	—	—	82,138,825
Consumer Staples	29,127,235	—	—	—	29,127,235
Energy	2,585,342	—	—	—	2,585,342
Financials	24,464,208	—	—	—	24,464,208
Health Care	72,918,980	—	—	—	72,918,980
Industrials	63,448,677	—	—	—	63,448,677
Information Technology	173,838,835	—	—	—	173,838,835
4	Columbia Disciplined Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	9,605,509	—	—	—	9,605,509
Real Estate	10,190,949	—	—	—	10,190,949
Total Common Stocks	529,977,317	—	—	—	529,977,317
Money Market Funds	—	—	—	4,511,428	4,511,428
Total Investments in Securities	529,977,317	—	—	4,511,428	534,488,745
Investments in Derivatives
Liability
Futures Contracts	(377,504)	—	—	—	(377,504)
Total	529,599,813	—	—	4,511,428	534,111,241
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Growth Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 4.4%
AT&T, Inc.	221,800	6,804,824
Verizon Communications, Inc.	493,000	28,145,370
Total		34,950,194
Entertainment 0.5%
21st Century Fox, Inc., Class A	83,800	3,814,576
Media 1.8%
Comcast Corp., Class A	384,700	14,672,458
Total Communication Services		53,437,228
Consumer Discretionary 4.9%
Auto Components 1.4%
Gentex Corp.	537,400	11,312,270
Hotels, Restaurants & Leisure 1.2%
Extended Stay America, Inc.	48,100	783,068
Las Vegas Sands Corp.	161,100	8,220,933
Total		9,004,001
Multiline Retail 1.2%
Kohl’s Corp.	126,000	9,541,980
Textiles, Apparel & Luxury Goods 1.1%
Ralph Lauren Corp.	68,900	8,930,129
Total Consumer Discretionary		38,788,380
Consumer Staples 8.1%
Food & Staples Retailing 4.4%
Walgreens Boots Alliance, Inc.	235,600	18,793,812
Walmart, Inc.	157,700	15,814,156
Total		34,607,968
Food Products 0.5%
General Mills, Inc.	96,600	4,231,080
Household Products 1.8%
Kimberly-Clark Corp.	133,700	13,944,910
Personal Products 1.4%
Herbalife Nutrition Ltd.(a)	211,900	11,285,794
Total Consumer Staples		64,069,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 10.3%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	46,100	1,696,480
Schlumberger Ltd.	36,400	1,867,684
Total		3,564,164
Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	127,800	14,268,870
ConocoPhillips	266,500	18,628,350
EOG Resources, Inc.	23,300	2,454,422
Exxon Mobil Corp.(b)	100,400	7,999,872
Marathon Petroleum Corp.	180,700	12,730,315
Murphy Oil Corp.	222,100	7,076,106
Valero Energy Corp.	162,900	14,838,561
Total		77,996,496
Total Energy		81,560,660
Financials 22.2%
Banks 11.4%
Bank of America Corp.	548,200	15,075,500
CIT Group, Inc.	16,600	786,508
Citigroup, Inc.	345,800	22,636,068
JPMorgan Chase & Co.	329,200	35,889,384
Popular, Inc.	210,200	10,932,502
Synovus Financial Corp.	86,900	3,263,964
Wells Fargo & Co.	29,500	1,570,285
Total		90,154,211
Capital Markets 3.1%
BlackRock, Inc.	17,300	7,117,566
State Street Corp.	102,800	7,067,500
T. Rowe Price Group, Inc.	108,700	10,542,813
Total		24,727,879
Consumer Finance 0.9%
Ally Financial, Inc.	101,300	2,574,033
Capital One Financial Corp.	50,900	4,545,370
Total		7,119,403
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(a)	35,200	7,225,856
Columbia Disciplined Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.9%
Allstate Corp. (The)	157,700	15,095,044
Brown & Brown, Inc.	149,100	4,201,638
Marsh & McLennan Companies, Inc.	78,000	6,610,500
MetLife, Inc.	181,000	7,455,390
Prudential Financial, Inc.	140,400	13,166,712
Total		46,529,284
Total Financials		175,756,633
Health Care 14.7%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(a)	12,950	1,451,307
Biogen, Inc.(a)	5,450	1,658,271
Total		3,109,578
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	19,100	1,316,754
Baxter International, Inc.	196,200	12,264,462
Total		13,581,216
Health Care Providers & Services 3.6%
Express Scripts Holding Co.(a)	76,100	7,379,417
Humana, Inc.	38,800	12,431,908
Premier, Inc.(a)	20,000	900,000
WellCare Health Plans, Inc.(a)	27,200	7,506,928
Total		28,218,253
Pharmaceuticals 9.0%
Allergan PLC	6,900	1,090,269
Bristol-Myers Squibb Co.	293,500	14,833,490
Eli Lilly & Co.	149,200	16,179,248
Johnson & Johnson	43,200	6,047,568
Merck & Co., Inc.	47,800	3,518,558
Pfizer, Inc.	691,800	29,788,908
Total		71,458,041
Total Health Care		116,367,088
Industrials 7.2%
Aerospace & Defense 0.9%
General Dynamics Corp.	42,100	7,265,618
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 2.0%
Delta Air Lines, Inc.	271,000	14,831,830
Southwest Airlines Co.	22,900	1,124,390
Total		15,956,220
Building Products —%
Resideo Technologies, Inc.(a)	13,666	287,669
Electrical Equipment 0.9%
Emerson Electric Co.	106,600	7,236,008
Industrial Conglomerates 1.6%
Honeywell International, Inc.	84,900	12,295,218
Machinery 1.0%
Snap-On, Inc.	43,800	6,742,572
Terex Corp.	36,000	1,202,040
Total		7,944,612
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	74,100	6,006,546
Total Industrials		56,991,891
Information Technology 9.7%
Communications Equipment 3.3%
Cisco Systems, Inc.	580,600	26,562,450
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	12,700	2,838,323
QUALCOMM, Inc.	291,600	18,338,724
Total		21,177,047
Software 2.9%
Aspen Technology, Inc.(a)	82,600	7,011,914
Oracle Corp.	328,200	16,029,288
Total		23,041,202
Technology Hardware, Storage & Peripherals 0.8%
HP, Inc.	252,100	6,085,694
Total Information Technology		76,866,393
Materials 4.0%
Chemicals 2.6%
LyondellBasell Industries NV, Class A	149,100	13,310,157
Westlake Chemical Corp.	96,800	6,901,840
Total		20,211,997

2	Columbia Disciplined Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
Steel Dynamics, Inc.	29,100	1,152,360
Paper & Forest Products 1.3%
Domtar Corp.	227,100	10,517,001
Total Materials		31,881,358
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 3.6%
Gaming and Leisure Properties, Inc.	231,300	7,792,497
Host Hotels & Resorts, Inc.	123,600	2,361,996
Park Hotels & Resorts, Inc.	389,600	11,325,672
Rayonier, Inc.	47,000	1,419,400
Simon Property Group, Inc.	28,600	5,248,672
Total		28,148,237
Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	52,700	6,970,102
Realogy Holdings Corp.	17,700	337,539
Total		7,307,641
Total Real Estate		35,455,878
Utilities 6.4%
Electric Utilities 2.8%
American Electric Power Co., Inc.	118,800	8,715,168
Entergy Corp.	22,300	1,872,085
Exelon Corp.	271,400	11,890,034
Total		22,477,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.3%
NRG Energy, Inc.	283,200	10,249,008
Multi-Utilities 2.3%
CenterPoint Energy, Inc.	80,900	2,185,109
Public Service Enterprise Group, Inc.	293,200	15,665,676
Total		17,850,785
Total Utilities		50,577,080
Total Common Stocks (Cost $671,418,302)		781,752,341

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(c),(d)	10,571,722	10,570,665
Total Money Market Funds (Cost $10,570,665)		10,570,665
Total Investments in Securities (Cost: $681,988,967)		792,323,006
Other Assets & Liabilities, Net		95,655
Net Assets		792,418,661

At October 31, 2018, securities and/or cash totaling $908,352 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	89	12/2018	USD	12,064,395	—	(936,978)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Columbia Disciplined Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	10,257,091	28,204,469	(27,889,838)	10,571,722	—	—	52,881	10,570,665
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Disciplined Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	53,437,228	—	—	—	53,437,228
Consumer Discretionary	38,788,380	—	—	—	38,788,380
Consumer Staples	64,069,752	—	—	—	64,069,752
Energy	81,560,660	—	—	—	81,560,660
Financials	175,756,633	—	—	—	175,756,633
Health Care	116,367,088	—	—	—	116,367,088
Industrials	56,991,891	—	—	—	56,991,891
Information Technology	76,866,393	—	—	—	76,866,393
Materials	31,881,358	—	—	—	31,881,358
Real Estate	35,455,878	—	—	—	35,455,878
Utilities	50,577,080	—	—	—	50,577,080
Total Common Stocks	781,752,341	—	—	—	781,752,341
Money Market Funds	—	—	—	10,570,665	10,570,665
Total Investments in Securities	781,752,341	—	—	10,570,665	792,323,006
Investments in Derivatives
Liability
Futures Contracts	(936,978)	—	—	—	(936,978)
Total	780,815,363	—	—	10,570,665	791,386,028
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.186%	25,871	25,886
Total Asset-Backed Securities — Non-Agency (Cost $25,604)			25,886

Corporate Bonds & Notes 12.6%

Aerospace & Defense 0.4%
L3 Technologies, Inc.
12/15/2026	3.850%	500,000	483,463
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	253,245
Banking 1.6%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	500,000	486,623
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	500,000	474,226
Goldman Sachs Group, Inc. (The)
Subordinated
10/01/2037	6.750%	200,000	233,201
JPMorgan Chase & Co.(c)
Junior Subordinated
12/31/2049	5.300%	750,000	759,693
Total			1,953,743
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	251,274
Comcast Corp.
10/15/2048	4.700%	155,000	150,534
Total			401,808
Chemicals 0.2%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	293,683
Diversified Manufacturing 0.4%
General Electric Co.
10/09/2022	2.700%	500,000	472,536
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.0%
Duke Energy Corp.
09/01/2026	2.650%	430,000	383,996
Emera U.S. Finance LP
06/15/2046	4.750%	250,000	233,209
FirstEnergy Corp.
11/15/2031	7.375%	500,000	633,937
Total			1,251,142
Food and Beverage 1.0%
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	200,000	180,124
Bacardi Ltd.(a)
05/15/2025	4.450%	350,000	343,876
Conagra Brands, Inc.
11/01/2028	4.850%	250,000	249,317
Molson Coors Brewing Co.
07/15/2046	4.200%	500,000	421,629
Total			1,194,946
Health Care 0.2%
CVS Health Corp.
03/25/2048	5.050%	240,000	233,739
Independent Energy 1.2%
Apache Corp.
10/15/2028	4.375%	250,000	240,071
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	586,948
Murphy Oil Corp.
06/01/2022	4.000%	150,000	144,754
Murphy Oil Corp.(c)
12/01/2022	4.450%	500,000	486,891
Total			1,458,664
Integrated Energy 0.4%
BP Capital Markets PLC
04/14/2027	3.588%	500,000	481,710
Metals and Mining 1.8%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	463,496
Glencore Finance Canada Ltd.(a),(c)
10/25/2042	6.050%	500,000	470,179
Teck Resources Ltd.
02/01/2043	5.400%	750,000	683,246
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
01/11/2022	4.375%	80,000	80,458
Vale SA
09/11/2042	5.625%	500,000	492,006
Total			2,189,385
Midstream 2.0%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	81,797
Energy Transfer Partners LP
03/15/2045	5.150%	500,000	439,336
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	663,022
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	500,000	441,923
TransCanada Trust(c)
Subordinated
03/15/2077	5.300%	250,000	228,613
Western Gas Partners LP
08/15/2028	4.750%	130,000	124,486
Williams Companies, Inc. (The)
01/15/2025	3.900%	500,000	482,994
Total			2,462,171
Railroads 0.3%
Burlington Northern Santa Fe LLC
12/15/2048	4.150%	350,000	330,105
Technology 0.4%
Apple, Inc.
02/23/2046	4.650%	500,000	514,869
Wirelines 1.2%
AT&T, Inc.(a)
08/15/2026	7.300%	500,000	576,898
Telecom Italia Capital SA
06/04/2038	7.721%	500,000	506,663
Verizon Communications, Inc.
08/21/2046	4.862%	450,000	430,644
Total			1,514,205
Total Corporate Bonds & Notes (Cost $15,730,657)			15,489,414

Foreign Government Obligations(d) 0.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%		250,000	207,337
Total Foreign Government Obligations (Cost $230,575)				207,337

Inflation-Indexed Bonds(e) 84.3%

Brazil 0.7%
Brazil Notas do Tesouro Nacional
08/15/2040	6.000%	BRL	2,909,852	874,589
Mexico 0.7%
Mexican Udibonos
11/15/2040	4.000%	MXN	18,453,693	886,330
New Zealand 1.7%
New Zealand Government Inflation-Linked Bond(a)
09/20/2025	2.000%	NZD	2,922,497	2,040,481
United States 81.2%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%		1,614,120	1,600,248
04/15/2020	0.125%		2,934,062	2,884,452
01/15/2022	0.125%		4,734,670	4,596,190
04/15/2022	0.125%		725,760	701,526
01/15/2023	0.125%		10,759,943	10,358,789
04/15/2023	0.625%		8,806,166	8,638,298
01/15/2024	0.625%		11,887,040	11,640,185
01/15/2025	0.250%		13,839,280	13,156,494
07/15/2025	0.375%		5,103,648	4,890,160
01/15/2027	2.375%		5,438,892	5,971,037
01/15/2028	0.500%		7,513,317	7,100,732
01/15/2028	1.750%		6,980,764	7,357,070
01/15/2029	2.500%		5,578,447	6,302,740
02/15/2042	0.750%		3,738,198	3,320,903
02/15/2043	0.625%		2,028,914	1,741,299
02/15/2047	0.875%		10,367,159	9,294,461
Total				99,554,584
Total Inflation-Indexed Bonds (Cost $108,488,031)				103,355,984

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%		147,103	143,358
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $147,889)				143,358

2	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(f),(g)	865,297	865,210
Total Money Market Funds (Cost $865,210)		865,210
Total Investments in Securities (Cost: $125,487,966)		120,087,189
Other Assets & Liabilities, Net		2,630,686
Net Assets		122,717,875
At October 31, 2018, securities and/or cash totaling $747,139 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,603,930 MXN	911,554 USD	HSBC	12/07/2018	50,006	—
2,926,000 NZD	1,930,150 USD	HSBC	12/07/2018	20,107	—
10,724,587 BRL	2,887,067 USD	Standard Chartered Bank	12/07/2018	14,965	—
Total				85,078	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	36	12/2018	USD	7,595,840	—	(21,440)
U.S. Treasury Ultra 10-Year Note	57	12/2018	USD	7,255,296	—	(168,442)
Total					—	(189,882)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(93)	12/2018	USD	(10,491,107)	83,161	—
U.S. Ultra Bond	(30)	12/2018	USD	(4,654,178)	305,937	—
Total					389,098	—

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	Receives at termination, Pays at termination	Barclays	12/03/2018	USD	10,000,000	(71,445)	—	—	—	—	(71,445)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	Receives at termination, Pays at termination	Goldman Sachs International	12/08/2018	USD	10,000,000	(40,397)	—	—	—	—	(40,397)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives at termination, Pays at termination	Goldman Sachs International	01/14/2021	USD	10,000,000	309,138	—	—	—	309,138	—
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
Interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives at termination, Pays at termination	JPMorgan	01/13/2021	USD	20,000,000	575,099	—	—	—	575,099	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives at termination, Pays at termination	JPMorgan	01/09/2025	USD	10,000,000	153,217	—	—	—	153,216	—
Total							925,612	—	—	—	1,037,453	(111,842)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives quarterly, Pays semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	731,185	—	—	731,185	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives quarterly, Pays semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	444,616	—	—	444,616	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives quarterly, Pays semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	291,741	—	—	291,741	—
Total							1,467,542	—	—	1,467,542	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $3,539,117, which represents 2.88% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	2,955,009	8,050,997	(10,140,709)	865,297	(205)	205	16,563	865,210
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Inflation Protected Securities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	25,886	—	—	25,886
Corporate Bonds & Notes	—	15,489,414	—	—	15,489,414
Foreign Government Obligations	—	207,337	—	—	207,337
Inflation-Indexed Bonds	—	103,355,984	—	—	103,355,984
Residential Mortgage-Backed Securities - Non-Agency	—	143,358	—	—	143,358
Money Market Funds	—	—	—	865,210	865,210
Total Investments in Securities	—	119,221,979	—	865,210	120,087,189
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	85,078	—	—	85,078
Futures Contracts	389,098	—	—	—	389,098
Swap Contracts	—	2,504,995	—	—	2,504,995
Liability
Futures Contracts	(189,882)	—	—	—	(189,882)
Swap Contracts	—	(111,842)	—	—	(111,842)
Total	199,216	121,700,210	—	865,210	122,764,636
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Inflation Protected Securities Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
United States 2.7%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,869,014	15,406,608
Total Alternative Strategies Funds (Cost $15,725,121)		15,406,608

Common Stocks 61.2%
Issuer	Shares	Value ($)
Argentina 0.1%
Banco Macro SA, ADR	7,897	352,917
Australia 0.1%
Fortescue Metals Group Ltd.	248,287	706,707
Brazil 0.9%
Arco Platform Ltd., Class A(b)	5,132	109,363
B3 SA - Brasil Bolsa Balcao	35,600	255,317
Fleury SA	73,200	410,896
Itaú Unibanco Holding SA, ADR	54,504	717,818
Localiza Rent a Car	33,500	257,450
Pagseguro Digital Ltd., Class A(b)	83,406	2,251,128
Petroleo Brasileiro SA, ADR	35,422	575,607
Vale SA ADR	43,926	663,283
Total		5,240,862
Canada 1.4%
Canada Goose Holdings, Inc.(b)	13,770	751,429
Cott Corp.	143,708	2,161,368
First Quantum Minerals Ltd.	19,421	193,849
Masonite International Corp.(b)	900	49,851
Parex Resources(b)	27,624	402,258
Stars Group, Inc. (The)(b)	64,997	1,351,831
Suncor Energy, Inc.	57,242	1,906,731
Yamana Gold, Inc.	386,953	878,383
Total		7,695,700
Cayman Islands 0.1%
Stone Co., Ltd., Class A(b)	11,160	320,180
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.3%
58.Com, Inc., ADR(b)	3,176	208,314
Alibaba Group Holding Ltd., ADR(b)	23,159	3,295,062
BeiGene Ltd., ADR(b)	4,165	524,540
Brilliance China Automotive Holdings Ltd.	154,000	135,094
China Merchants Bank Co., Ltd., Class H	71,000	274,157
China Resources Cement Holdings Ltd.	242,000	214,818
CNOOC Ltd.	231,000	393,388
CSPC Pharmaceutical Group Ltd.	122,000	259,959
Industrial & Commercial Bank of China Ltd., Class H	670,000	454,577
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	21,100	268,998
Kingdee International Software Group Co., Ltd.	182,000	149,252
Kweichow Moutai Co., Ltd., Class A	3,400	269,318
Midea Group Co., Ltd., Class A	40,200	215,206
NetEase, Inc., ADR	2,060	428,171
New Oriental Education & Technology Group, Inc., ADR(b)	9,276	542,739
Nexteer Automotive Group Ltd.	204,000	287,656
Ping An Insurance Group Co. of China Ltd., Class H	73,000	690,144
Sunny Optical Technology Group Co., Ltd.	30,100	262,800
Tencent Holdings Ltd.	101,800	3,487,593
Wuliangye Yibin Co., Ltd.	21,600	150,000
Wuxi Biologics Cayman, Inc.(b)	30,000	214,648
Total		12,726,434
Denmark 0.3%
Novo Nordisk A/S, Class B	34,586	1,495,932
Finland 0.4%
UPM-Kymmene OYJ	64,331	2,070,081
France 2.1%
Aperam SA	20,806	709,334
AXA SA	83,666	2,098,082
BNP Paribas SA	28,862	1,508,015
Capgemini SE	19,732	2,413,741
Casino Guichard Perrachon SA	21,720	959,446
DBV Technologies SA, ADR(b)	9,404	173,410
Sanofi	29,505	2,634,742
Columbia Global Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VINCI SA	17,481	1,561,813
Total		12,058,583
Germany 0.6%
Bayer AG, Registered Shares	17,497	1,343,263
Covestro AG	12,815	829,092
Duerr AG	21,609	771,466
Knorr-Bremse AG(b)	3,159	286,243
Total		3,230,064
Hong Kong 0.7%
AIA Group Ltd.	106,200	807,868
Galaxy Entertainment Group Ltd.	73,000	396,327
Melco Resorts & Entertainment Ltd., ADR	7,015	116,659
Techtronic Industries Co., Ltd.	164,500	774,593
WH Group Ltd.	2,412,000	1,693,863
Total		3,789,310
India 0.7%
Bajaj Finance Ltd.	3,829	123,202
Balkrishna Industries Ltd.	15,040	222,751
Biocon Ltd.	18,268	162,874
Eicher Motors Ltd.	2,581	764,443
HDFC Asset Management Co., Ltd.(b)	9,143	173,166
HDFC Bank Ltd., ADR	7,338	652,422
HDFC Standard Life Insurance Co., Ltd.	63,640	320,713
Indraprastha Gas Ltd.	104,530	378,036
IndusInd Bank Ltd.	16,034	309,112
Natco Pharma Ltd.	18,298	186,673
Reliance Industries Ltd.	30,413	436,618
Tejas Networks Ltd.(b)	63,561	218,477
Total		3,948,487
Indonesia 0.4%
PT Ace Hardware Indonesia Tbk	3,154,700	284,291
PT Astra International Tbk	597,900	311,007
PT Bank Central Asia Tbk	455,600	709,397
PT Bank Rakyat Indonesia Persero Tbk	3,644,300	756,368
PT Pakuwon Jati Tbk	6,725,200	211,624
Total		2,272,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.7%
Amarin Corp. PLC, ADR(b)	6,594	137,353
Horizon Pharma PLC(b)	3,550	64,646
ICON PLC(b)	4,510	622,741
Ingersoll-Rand PLC	32,296	3,098,478
Mallinckrodt PLC(b)	1,950	48,867
Total		3,972,085
Israel 0.6%
Bank Hapoalim BM	293,713	1,989,749
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,052,104	1,209,968
Total		3,199,717
Italy 0.4%
Esprinet SpA	116,073	510,104
Recordati SpA	52,290	1,772,051
Total		2,282,155
Japan 5.8%
Amano Corp.	62,700	1,333,220
BayCurrent Consulting, Inc.	44,900	918,283
CYBERDYNE, Inc.(b)	16,700	117,632
Digital Arts, Inc.	36,000	1,646,478
Elecom Co., Ltd.	33,200	786,044
Hitachi Capital Corp.	42,300	1,037,160
Hoya Corp.	17,300	978,761
Invincible Investment Corp.	2,672	1,106,739
ITOCHU Corp.	124,900	2,316,391
Koito Manufacturing Co., Ltd.	12,500	595,076
Matsumotokiyoshi Holdings Co., Ltd.	56,300	2,035,462
Miraca Holdings, Inc.	31,200	759,534
Nihon M&A Center, Inc.	95,200	2,281,213
Nippon Telegraph & Telephone Corp.	46,100	1,901,100
ORIX Corp.	111,700	1,819,705
Round One Corp.	57,000	676,067
Shionogi & Co., Ltd.	10,400	665,015
SoftBank Group Corp.	14,800	1,171,254
Sony Corp.	40,300	2,180,905
Starts Corp., Inc.	30,600	635,414
Subaru Corp.	26,700	720,224
Sumitomo Mitsui Financial Group, Inc.	63,700	2,480,166

2	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	47,000	1,948,599
Takuma Co., Ltd.	133,400	1,700,368
Toyota Motor Corp.	15,800	925,579
Total		32,736,389
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Marshall Islands 0.0%
Genco Shipping & Trading Ltd.(b)	2,400	26,448
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	90,500	498,940
Mexichem SAB de CV	136,400	356,759
Total		855,699
Netherlands 1.3%
ASR Nederland NV	42,729	1,943,624
ING Groep NV	90,402	1,073,088
Koninklijke Ahold Delhaize NV	96,332	2,207,305
Signify NV	76,898	1,898,748
uniQure NV(b)	2,450	63,038
Total		7,185,803
Norway 0.3%
BW LPG Ltd.	287,589	1,360,877
Kongsberg Automotive ASA(b)	433,745	406,485
Total		1,767,362
Panama 0.0%
Copa Holdings SA, Class A	2,799	202,732
Peru 0.1%
Credicorp Ltd.	1,892	427,043
Poland 0.0%
KRUK SA	4,416	212,448
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	21,791
Puerto Rico 0.0%
EVERTEC, Inc.	5,250	136,920
Russian Federation 0.5%
Detsky Mir PJSC	171,772	233,380
Mail.ru Group Ltd., GDR(b),(e)	13,052	347,705
Sberbank of Russia PJSC, ADR	88,279	1,041,692
Common Stocks (continued)
Issuer	Shares	Value ($)
TCS Group Holding PLC, GDR(e)	20,300	336,980
Yandex NV, Class A(b)	20,962	631,585
Total		2,591,342
South Africa 0.4%
AVI Ltd.	48,182	326,603
Capitec Bank Holdings Ltd.	3,570	239,735
Naspers Ltd., Class N	7,509	1,319,670
Sasol Ltd.	9,994	327,883
Total		2,213,891
South Korea 1.4%
Cafe24 Corp.(b)	1,454	142,045
GS Home Shopping, Inc.	3,224	550,397
Hyundai Home Shopping Network Corp.	7,343	630,195
KB Financial Group, Inc.	8,643	359,931
NAVER Corp.	439	44,209
Samsung Electronics Co., Ltd.	100,191	3,750,729
SK Hynix, Inc.	10,771	648,688
SK Telecom Co., Ltd.	804	188,908
Youngone Corp.	46,320	1,457,263
Total		7,772,365
Spain 0.9%
ACS Actividades de Construccion y Servicios SA	58,224	2,183,519
Endesa SA	81,303	1,701,784
Tecnicas Reunidas SA	51,730	1,391,560
Total		5,276,863
Sweden 0.4%
Granges AB	97,131	1,027,443
Hemfosa Fastigheter AB	82,935	1,025,002
Total		2,052,445
Switzerland 0.9%
Autoneum Holding AG	4,406	853,071
Nestlé SA, Registered Shares	11,349	959,169
Roche Holding AG, Genusschein Shares	14,074	3,425,048
Total		5,237,288

Columbia Global Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 0.4%
ASMedia Technology, Inc.	10,000	138,439
Cathay Financial Holding Co., Ltd.	271,000	430,260
eMemory Technology, Inc.	15,000	111,303
Silergy Corp.	12,000	152,885
Taiwan Semiconductor Manufacturing Co., Ltd.	202,530	1,520,470
Total		2,353,357
Thailand 0.2%
Fabrinet (b)	2,925	126,711
Mega Lifesciences PCL, Foreign Registered Shares	145,800	165,669
Muangthai Leasing PCL, Foreign Registered Shares	568,800	897,528
Tisco Financial Group PCL, Foreign Registered Shares	91,700	218,168
Total		1,408,076
United Kingdom 4.0%
Adaptimmune Therapeutics PLC, ADR(b)	3,300	20,460
British American Tobacco PLC	52,809	2,290,629
BT Group PLC	329,104	1,011,900
Cardtronics PLC, Class A(b)	750	20,370
Crest Nicholson Holdings PLC	177,656	773,888
DCC PLC	24,923	2,139,170
Greene King PLC	168,614	1,040,111
GW Pharmaceuticals PLC, ADR(b)	1,515	208,297
Inchcape PLC	140,949	974,671
John Wood Group PLC	160,629	1,466,367
Just Group PLC	1,036,752	1,176,094
Legal & General Group PLC	625,178	2,009,743
Nightstar Therapeutics PLC, ADR(b)	17,175	173,468
Royal Dutch Shell PLC, Class B	133,102	4,363,861
Shire PLC	41,897	2,506,537
Signet Jewelers Ltd.	2,550	142,928
TP ICAP PLC	445,098	1,649,881
WPP PLC	50,637	575,139
Total		22,543,514
United States 32.7%
Abercrombie & Fitch Co., Class A	6,800	133,960
ACADIA Pharmaceuticals, Inc.(b)	10,403	202,650
ACCO Brands Corp.	9,600	77,472
Adtalem Global Education, Inc.(b)	3,275	165,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Advanced Drainage Systems, Inc.	4,375	121,581
Aerie Pharmaceuticals, Inc.(b)	4,546	241,756
Aflac, Inc.	60,968	2,625,892
AG Mortgage Investment Trust, Inc.	1,100	19,030
Agilent Technologies, Inc.	31,817	2,061,423
Alder Biopharmaceuticals, Inc.(b)	5,817	73,876
Alexion Pharmaceuticals, Inc.(b)	16,200	1,815,534
Alphabet, Inc., Class A(b)	1,873	2,042,656
Alphabet, Inc., Class C(b)	4,217	4,540,739
Altisource Portfolio Solutions SA(b)	400	10,092
Amazon.com, Inc.(b)	3,862	6,171,515
Ameren Corp.	39,941	2,579,390
American Eagle Outfitters, Inc.	5,300	122,218
American Electric Power Co., Inc.	42,035	3,083,688
American Equity Investment Life Holding Co.	4,825	150,636
American Public Education, Inc.(b)	275	9,001
American Tower Corp.	17,038	2,654,691
Amkor Technology, Inc.(b)	16,710	119,477
ANI Pharmaceuticals, Inc.(b)	2,230	108,222
Apple, Inc.	41,148	9,005,651
Applied Industrial Technologies, Inc.	2,150	141,319
Arbor Realty Trust, Inc.	1,500	18,120
ArcBest Corp.	3,190	118,413
Arch Coal, Inc.	170	16,303
Artisan Partners Asset Management, Inc., Class A	4,275	117,178
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Atara Biotherapeutics, Inc.(b)	2,500	85,425
Atkore International Group, Inc.(b)	5,650	108,819
AVX Corp.	3,250	54,210
BancFirst Corp.	800	45,904
Bancorp, Inc. (The)(b)	12,400	130,200
Bank of America Corp.	160,265	4,407,287
Banner Corp.	1,400	80,948
Benchmark Electronics, Inc.	1,400	30,562
Berkshire Hathaway, Inc., Class B(b)	27,691	5,684,408
Biogen, Inc.(b)	5,286	1,608,371
BioMarin Pharmaceutical, Inc.(b)	13,237	1,220,054
BJ’s Restaurants, Inc.	625	38,238
BlackRock, Inc.	6,635	2,729,772

4	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bloomin’ Brands, Inc.	2,850	56,858
bluebird bio, Inc.(b)	470	53,909
Boingo Wireless, Inc.(b)	4,450	139,418
Boise Cascade Co.	3,300	101,607
Boston Beer Co., Inc. (The), Class A(b)	465	142,890
Boyd Gaming Corp.	1,475	39,176
Brady Corp., Class A	3,475	140,008
Brinker International, Inc.	3,200	138,720
Bristol-Myers Squibb Co.	30,441	1,538,488
Broadcom, Inc.	22,242	4,970,865
CACI International, Inc., Class A(b)	400	71,384
Cadence BanCorp	3,850	84,931
CalAmp Corp.(b)	6,000	119,640
California Resources Corp.(b)	975	30,557
Cal-Maine Foods, Inc.	2,050	99,774
Cass Information Systems, Inc.	275	18,178
Cathay General Bancorp	3,600	135,612
Chatham Lodging Trust	1,150	22,425
Chesapeake Utilities Corp.	1,320	104,874
Chevron Corp.	37,345	4,169,569
Cirrus Logic, Inc.(b)	3,800	142,272
Cisco Systems, Inc.	77,668	3,553,311
Clovis Oncology, Inc.(b)	1,400	16,282
CNO Financial Group, Inc.	7,450	140,805
Cohen & Steers, Inc.	2,400	92,136
Comfort Systems U.S.A., Inc.	2,575	137,711
CommVault Systems, Inc.(b)	1,450	84,419
Comtech Telecommunications Corp.	2,075	57,934
Continental Building Product(b)	4,145	115,272
CorEnergy Infrastructure Trust, Inc.	3,418	123,492
Curo Group Holdings Corp.(b)	4,600	64,722
Customers Bancorp, Inc.(b)	3,090	63,314
CVR Energy, Inc.	2,675	115,025
Dana, Inc.	1,925	29,972
Deckers Outdoor Corp.(b)	1,370	174,223
Delta Air Lines, Inc.	47,708	2,611,059
Deluxe Corp.	1,110	52,403
Denbury Resources, Inc.(b)	2,900	10,005
Diamond Offshore Drilling, Inc.(b)	6,650	94,297
Common Stocks (continued)
Issuer	Shares	Value ($)
DiamondRock Hospitality Co.	9,200	96,140
Diodes, Inc.(b)	4,190	126,496
DISH Network Corp., Class A(b)	30,756	945,439
DowDuPont, Inc.	51,168	2,758,979
Dynavax Technologies Corp.(b)	3,855	38,126
Eagle Bancorp, Inc.(b)	1,350	66,380
EastGroup Properties, Inc.	990	94,832
Eastman Chemical Co.	23,303	1,825,790
Edgewell Personal Care Co.(b)	575	27,589
El Paso Electric Co.	1,925	109,821
Electronic Arts, Inc.(b)	18,248	1,660,203
EMCOR Group, Inc.	2,200	156,156
Enanta Pharmaceuticals, Inc.(b)	285	21,991
Endo International PLC(b)	9,700	164,318
Endurance International Group Holdings Inc(b)	4,900	48,363
Enova International, Inc.(b)	4,450	105,243
Enterprise Financial Services Corp.	2,525	109,711
Entravision Communications Corp., Class A	26,300	129,922
EOG Resources, Inc.	20,330	2,141,562
Equity LifeStyle Properties, Inc.	24,542	2,323,882
Essent Group Ltd.(b)	4,225	166,549
Facebook, Inc., Class A(b)	29,775	4,519,547
Federal Agricultural Mortgage Corp.	1,700	118,728
Federal Signal Corp.	2,250	49,478
First BanCorp(b)	17,000	156,910
First Merchants Corp.	1,950	81,140
FleetCor Technologies, Inc.(b)	10,605	2,121,318
Flex Pharma, Inc.(b)	34,487	18,106
Forward Air Corp.	355	21,296
Fossil Group, Inc.(b)	2,150	46,677
Gannett Co., Inc.	5,700	55,290
Generac Holdings, Inc.(b)	2,975	150,922
General Motors Co.	66,757	2,442,639
Genesco, Inc.(b)	725	31,023
GEO Group, Inc. (The)	6,150	135,976
Global Brass & Copper Holdings, Inc.	2,785	88,062
Glu Mobile, Inc.(b)	10,300	72,615
Gorman-Rupp Co.	975	33,638
Green Dot Corp., Class A(b)	570	43,172

Columbia Global Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Haemonetics Corp.(b)	1,750	182,822
Hancock Whitney Corp.	3,425	143,713
Helmerich & Payne, Inc.	26,043	1,622,218
Hershey Co. (The)	18,874	2,022,349
HFF, Inc., Class A	3,300	121,275
Hibbett Sports, Inc.(b)	6,600	115,302
Hillenbrand, Inc.	3,200	153,280
HNI Corp.	400	15,156
Home Depot, Inc. (The)	21,477	3,777,375
Honeywell International, Inc.	19,012	2,753,318
Hope Bancorp, Inc.	8,100	117,288
Humana, Inc.	8,978	2,876,641
IDACORP, Inc.	1,200	111,912
Immersion Corp.(b)	11,200	112,112
Immunomedics, Inc.(b)	5,280	118,958
Imperva, Inc.(b)	2,800	154,980
InfraREIT, Inc.	1,250	26,275
Ingles Markets, Inc., Class A	1,100	36,234
Insmed, Inc.(b)	15,995	233,527
Insteel Industries, Inc.	2,400	62,688
Integer Holdings Corp.(b)	1,610	119,897
Intel Corp.	73,658	3,453,087
Intercept Pharmaceuticals, Inc.(b)	560	53,766
InterDigital, Inc.	1,820	129,129
International Bancshares Corp.	2,635	101,975
Invesco Mortgage Capital, Inc.	1,050	15,834
Investors Real Estate Trust	9,200	49,956
j2 Global, Inc.	2,040	148,594
John B. Sanfilippo & Son, Inc.	1,820	114,769
Johnson & Johnson	46,083	6,451,159
JPMorgan Chase & Co.	48,197	5,254,437
Kadant, Inc.	1,120	110,544
Kaman Corp.	2,105	133,710
Keryx Biopharmaceuticals, Inc.(b)	11,220	31,192
Kforce, Inc.	3,600	110,952
Korn/Ferry International	1,550	69,967
Kronos Worldwide, Inc.	2,900	40,687
L3 Technologies, Inc.	12,209	2,313,239
Ladder Capital Corp., Class A	8,500	143,140
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	3,250	86,775
Liberty Global PLC, Class C(b)	61,547	1,541,137
Lockheed Martin Corp.	10,298	3,026,067
Louisiana-Pacific Corp.	6,400	139,328
Loxo Oncology, Inc.(b)	675	103,046
Luminex Corp.	2,075	59,698
Luxoft Holding, Inc.(b)	4,868	200,708
Magellan Health, Inc.(b)	1,890	122,963
Mammoth Energy Services, Inc.	4,575	114,192
Marcus & Millichap, Inc.(b)	1,350	46,872
MasterCard, Inc., Class A	17,438	3,446,969
Materion Corp.	2,460	139,802
Matrix Service Co.(b)	4,700	95,551
MAXIMUS, Inc.	2,625	170,546
Medicines Co. (The)(b)	1,680	39,077
Medifast, Inc.	110	23,285
Medpace Holdings, Inc.(b)	2,475	128,947
Merchants Bancorp	1,350	31,050
Meritor, Inc.(b)	1,900	32,281
Methode Electronics, Inc.	300	8,880
Metropolitan Bank Holding Corp.(b)	350	12,901
MGIC Investment Corp.(b)	14,085	171,978
Microsoft Corp.	71,907	7,680,387
MicroStrategy, Inc., Class A(b)	1,010	127,230
Milacron Holdings Corp.(b)	6,750	94,500
Mirati Therapeutics, Inc.(b)	950	35,502
Modine Manufacturing Co.(b)	3,200	41,632
Morgan Stanley	63,956	2,920,231
Movado Group, Inc.	3,165	121,884
MSG Networks, Inc., Class A(b)	2,200	56,210
National CineMedia, Inc.	13,900	124,405
National Health Investors, Inc.	680	49,953
National Presto Industries, Inc.	620	77,295
NCI Building Systems, Inc.(b)	8,150	99,838
Nelnet, Inc., Class A	2,270	127,778
NETGEAR, Inc.(b)	2,150	119,282
Netscout Systems, Inc.(b)	5,300	133,878
Norfolk Southern Corp.	16,679	2,799,237
NVIDIA Corp.	8,024	1,691,700

6	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Odonate Therapeutics, Inc.(b)	2,200	31,900
OFG Bancorp	8,800	150,392
Oppenheimer Holdings, Inc., Class A	550	16,918
Ormat Technologies, Inc.	2,825	144,555
Par Pacific Holdings, Inc.(b)	4,000	70,720
Paylocity Holding Corp.(b)	1,800	118,422
Peabody Energy Corp.	1,475	52,289
Pebblebrook Hotel Trust	4,025	135,683
Penn National Gaming, Inc.(b)	4,250	103,190
PepsiCo, Inc.	26,091	2,932,107
Pfizer, Inc.	118,705	5,111,437
Phibro Animal Health Corp., Class A	2,025	86,913
Philip Morris International, Inc.	34,301	3,020,889
Piedmont Office Realty Trust, Inc.	1,200	21,624
Portland General Electric Co.	3,605	162,513
Preferred Bank	2,085	107,190
Prestige Consumer Healthcare, Inc.(b)	1,625	58,760
Profire Energy, Inc.(b)	10,100	23,028
Progress Software Corp.	3,700	118,918
Providence Service Corp. (The)(b)	1,810	119,623
PS Business Parks, Inc.	841	109,835
Puma Biotechnology, Inc.(b)	6,278	232,600
Quad/Graphics, Inc.	6,100	94,123
Quotient Ltd.(b)	86,205	552,574
Radian Group, Inc.	8,950	171,750
RadNet, Inc.(b)	4,200	62,160
RE/MAX Holdings, Inc., Class A	1,625	60,759
Renewable Energy Group, Inc.(b)	4,750	147,630
Resideo Technologies, Inc.(b)	3,168	66,686
REX American Resources Corp.(b)	437	32,412
Rexnord Corp.(b)	5,200	139,412
RMR Group, Inc. (The), Class A	420	31,870
Ryman Hospitality Properties, Inc.	360	27,932
S&T Bancorp, Inc.	3,200	128,352
Sage Therapeutics, Inc.(b)	1,905	245,135
Saia, Inc.(b)	990	62,231
Sarepta Therapeutics(b)	595	79,587
Schnitzer Steel Industries, Inc., Class A	4,975	133,827
Shoe Carnival, Inc.	3,075	125,245
Common Stocks (continued)
Issuer	Shares	Value ($)
SJW Corp.	525	31,883
Sotheby’s (b)	2,550	107,100
Southwestern Energy Co.(b)	8,800	46,992
SP Plus Corp.(b)	2,300	73,508
Spark Therapeutics, Inc.(b)	3,444	154,946
SpartanNash Co.	4,800	85,680
SPX FLOW, Inc.(b)	2,075	71,027
Stamps.com, Inc.(b)	740	149,606
Sturm Ruger & Co., Inc.	2,175	129,173
Sunstone Hotel Investors, Inc.	9,750	141,082
Supernus Pharmaceuticals, Inc.(b)	1,430	68,011
SurModics, Inc.(b)	1,975	125,274
Synaptics, Inc.(b)	3,125	117,313
Tailored Brands, Inc.	6,200	130,262
Tech Data Corp.(b)	2,040	144,146
TechTarget, Inc.(b)	1,850	37,592
Teekay Tankers Ltd., Class A	431,335	478,782
Tenable Holdings, Inc.(b)	3,250	92,560
Tenet Healthcare Corp.(b)	5,200	133,796
Tenneco, Inc.	3,825	131,695
TESARO, Inc.(b)	13,780	397,966
Tilly’s, Inc.	1,750	31,045
Tivity Health, Inc.(b)	3,850	132,478
Tower International, Inc.	1,000	29,690
TRI Pointe Group, Inc.(b)	3,100	36,890
Trinseo SA	2,140	115,303
Triple-S Management Corp., Class B(b)	6,375	109,395
TriState Capital Holdings, Inc.(b)	650	16,393
TTEC Holdings, Inc.	1,575	39,249
Tyson Foods, Inc., Class A	30,570	1,831,754
Universal Display Corp.	3,024	371,982
Universal Insurance Holdings, Inc.	3,238	135,931
USA Truck, Inc.(b)	750	14,753
Usana Health Sciences, Inc.(b)	1,155	135,158
Varex Imaging Corp.(b)	2,800	72,688
Verso Corp., Class A(b)	4,650	130,711
Vertex Pharmaceuticals, Inc.(b)	9,301	1,576,147
Vishay Intertechnology, Inc.	3,900	71,370
Vonage Holdings Corp.(b)	10,600	140,556

Columbia Global Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
W&T Offshore, Inc.(b)	16,300	109,862
Waddell & Reed Financial, Inc., Class A	6,400	122,048
Warrior Met Coal, Inc.	4,700	131,600
Washington Federal, Inc.	1,200	33,792
Washington Prime Group, Inc.	3,600	23,040
Watts Water Technologies, Inc., Class A	240	16,812
Weight Watchers International, Inc.(b)	2,155	142,445
Weis Markets, Inc.	675	31,151
Western Asset Mortgage Capital Corp.	7,500	74,775
Winnebago Industries, Inc.	425	11,713
World Fuel Services Corp.	700	22,400
Xcel Energy, Inc.	41,951	2,056,019
Xenia Hotels & Resorts, Inc.	6,700	137,685
Yelp, Inc.(b)	800	34,256
Zagg, Inc.(b)	8,500	102,935
Total		183,605,867
Total Common Stocks (Cost $316,260,712)		343,989,545

Exchange-Traded Funds 1.2%
	Shares	Value ($)
United States 1.2%
Invesco DB Gold Fund	71,000	2,712,910
iShares MSCI Canada ETF	156,328	4,144,255
Total		6,857,165
Total Exchange-Traded Funds (Cost $6,555,440)		6,857,165

Fixed-Income Funds 2.0%

United States 2.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,132,227	11,152,433
Total Fixed-Income Funds (Cost $11,285,297)		11,152,433

Foreign Government Obligations(f),(g) 7.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.1%
Republic of Austria Government Bond(e)
03/15/2037	4.150%	EUR	289,000	492,107
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.8%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	2,836,000	3,657,279
03/28/2041	4.250%	EUR	510,000	876,522
Total				4,533,801
France 0.3%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	1,150,000	1,795,166
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2044	4.750%	EUR	1,478,000	1,874,105
Japan 2.2%
Japan Government 20-Year Bond
09/20/2026	2.200%	JPY	35,000,000	363,421
12/20/2027	2.100%	JPY	374,800,000	3,930,941
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	645,050,000	5,651,343
03/20/2048	0.800%	JPY	47,450,000	413,006
06/20/2048	0.700%	JPY	161,650,000	1,367,628
09/20/2048	0.900%	JPY	78,600,000	701,245
Total				12,427,584
Netherlands 0.4%
Netherlands Government Bond(e)
07/15/2027	0.750%	EUR	1,644,000	1,916,128
Norway 0.8%
Norway Government Bond(e)
05/24/2023	2.000%	NOK	12,839,000	1,553,795
03/14/2024	3.000%	NOK	13,319,000	1,689,747
02/17/2027	1.750%	NOK	9,345,000	1,097,769
Total				4,341,311
Poland 0.2%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	5,177,000	1,299,818
South Africa 0.6%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	47,000,000	3,387,623
Spain 1.2%
Spain Government Bond(e)
10/31/2024	2.750%	EUR	2,355,000	2,967,718
07/30/2030	1.950%	EUR	1,891,000	2,183,370
07/30/2040	4.900%	EUR	1,012,000	1,643,371
Total				6,794,459

8	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.4%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	1,390,297	2,262,986
Total Foreign Government Obligations (Cost $42,196,919)				41,125,088

Inflation-Indexed Bonds(f) 1.8%

Italy 0.4%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	1,653,296	2,013,685
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	276,666,686	2,550,956
Spain 0.3%
Spain Government Inflation-Linked Bond(e)
11/30/2030	1.000%	EUR	1,328,647	1,615,841
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2052	0.250%	GBP	193,733	445,558
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,784,263	1,679,321
01/15/2028	0.500%		1,689,730	1,596,940
Total				3,276,261
Total Inflation-Indexed Bonds (Cost $9,951,987)				9,902,301

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(b)	36,100	294,116
Lojas Americanas SA	41,700	208,528
Total		502,644
Total Preferred Stocks (Cost $508,540)		502,644
Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.0%
Federal National Mortgage Association(h)
11/15/2033 - 11/13/2048	3.000%	6,250,000	5,947,133
11/13/2048	3.500%	2,000,000	1,946,640
11/13/2048	4.000%	2,000,000	1,999,922
11/13/2048	4.500%	2,000,000	2,047,644
11/13/2048	5.000%	1,000,000	1,043,352
Government National Mortgage Association(h)
11/19/2048	3.500%	3,000,000	2,946,445
11/19/2048	4.000%	1,000,000	1,006,104
Total			16,937,240
Total Residential Mortgage-Backed Securities - Agency (Cost $16,958,242)			16,937,240

Money Market Funds 23.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(a),(i)	129,626,036	129,613,073
Total Money Market Funds (Cost $129,616,813)		129,613,073
Total Investments in Securities (Cost $549,059,071)		575,486,097
Other Assets & Liabilities, Net		(13,568,498)
Net Assets		$561,917,599

At October 31, 2018, securities and/or cash totaling $6,879,735 were pledged as collateral.
Columbia Global Opportunities Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,771,243 USD	2,002,000,000 KRW	Citi	12/07/2018	—	(15,553)
202,139,000 JPY	1,807,695 USD	HSBC	12/07/2018	11,277	—
60,871,197 NOK	7,413,706 USD	HSBC	12/07/2018	181,540	—
2,790,000 NZD	1,840,437 USD	HSBC	12/07/2018	19,173	—
5,047,000 PLN	1,329,645 USD	HSBC	12/07/2018	13,242	—
23,124,179 USD	2,593,927,000 JPY	HSBC	12/07/2018	—	(71,838)
447,485 USD	8,614,000 MXN	HSBC	12/07/2018	—	(25,910)
3,106,309 USD	25,994,000 NOK	HSBC	12/07/2018	—	(17,937)
7,307,348 USD	11,087,000 NZD	HSBC	12/07/2018	—	(69,941)
320,666 USD	2,876,000 SEK	HSBC	12/07/2018	—	(5,411)
3,193,000 CHF	3,216,092 USD	Morgan Stanley	12/07/2018	35,077	—
5,459,000 EUR	6,264,547 USD	Morgan Stanley	12/07/2018	63,078	—
7,646,653 USD	10,715,000 AUD	Morgan Stanley	12/07/2018	—	(55,916)
10,986,701 USD	14,375,000 CAD	Morgan Stanley	12/07/2018	—	(59,850)
853,125 USD	847,000 CHF	Morgan Stanley	12/07/2018	—	(9,305)
542,227 USD	3,511,000 DKK	Morgan Stanley	12/07/2018	—	(7,516)
59,606,839 USD	51,761,818 EUR	Morgan Stanley	12/07/2018	—	(804,983)
9,481,932 USD	7,292,000 GBP	Morgan Stanley	12/07/2018	—	(145,765)
52,487,000 ZAR	3,622,516 USD	Morgan Stanley	12/07/2018	80,354	—
2,467,000 CAD	1,894,990 USD	State Street	12/20/2018	19,072	—
1,462,000 GBP	1,887,976 USD	State Street	12/20/2018	14,498	—
8,331,000 ILS	2,270,974 USD	State Street	12/20/2018	22,732	—
212,372,000 JPY	1,899,093 USD	State Street	12/20/2018	8,852	—
3,866,423,000 KRW	3,400,997 USD	State Street	12/20/2018	8,655	—
4,196,000 NOK	504,098 USD	State Street	12/20/2018	5,190	—
6,555,390 USD	9,273,000 AUD	State Street	12/20/2018	14,808	—
1,010,415 USD	1,003,000 CHF	State Street	12/20/2018	—	(9,494)
378,443 USD	2,468,000 DKK	State Street	12/20/2018	—	(1,985)
755,117 USD	6,858,000 SEK	State Street	12/20/2018	—	(2,115)
1,513,636 USD	2,088,000 SGD	State Street	12/20/2018	—	(4,682)
Total				497,548	(1,308,201)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	14	12/2018	EUR	1,739,460	—	(7,033)
Euro-Bund	364	12/2018	EUR	58,001,565	203,953	—
Euro-Buxl 30-Year	2	12/2018	EUR	350,989	5,440	—
Euro-OAT	18	12/2018	EUR	2,789,819	2,037	—
Japanese 10-Year Government Bond	26	12/2018	JPY	3,915,372,497	116,358	—
Long Gilt	17	12/2018	GBP	2,093,947	27,705	—
Russell 2000 E-mini	125	12/2018	USD	9,449,375	86,126	—
Russell 2000 E-mini	4	12/2018	USD	302,380	—	(26,538)
TOPIX Index	77	12/2018	JPY	1,263,570,000	—	(368,253)
U.S. Treasury 10-Year Note	89	12/2018	USD	10,633,995	—	(159,405)
U.S. Treasury 5-Year Note	385	12/2018	USD	43,430,926	—	(352,607)
U.S. Treasury Ultra 10-Year Note	26	12/2018	USD	3,309,433	—	(76,833)
Total					441,619	(990,669)

10	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(27)	12/2018	CAD	(3,571,250)	14,359	—
EURO STOXX 50	(200)	12/2018	EUR	(6,388,000)	303,192	—
MSCI EAFE Index Future	(276)	12/2018	USD	(25,012,500)	1,901,003	—
MSCI Emerging Markets Index	(450)	12/2018	USD	(21,525,750)	1,426,986	—
S&P 500 E-mini	(157)	12/2018	USD	(21,282,135)	1,571,573	—
S&P/TSX 60 Index	(62)	12/2018	CAD	(11,088,080)	281,211	—
U.S. Treasury 10-Year Note	(299)	12/2018	USD	(35,725,444)	531,996	—
U.S. Treasury 2-Year Note	(15)	12/2018	USD	(3,164,933)	8,645	—
U.S. Ultra Bond	(48)	12/2018	USD	(7,446,685)	502,774	—
Total					6,541,739	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	15,838,000	(181,882)	—	—	—	(181,882)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.679	USD	11,000,000	(26,288)	—	—	—	(26,288)
Markit iTraxx Europe Main Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	0.740	EUR	3,000,000	(5,187)	—	—	—	(5,187)
Total								(31,475)	—	—	—	(31,475)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,717,081	—	(2,848,067)	2,869,014	—	(263,789)	(708,744)	—	15,406,608
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	1,128,306	—	(1,128,306)	—	—	(483,086)	415,388	—	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,120,947	11,280	—	1,132,227	—	—	(78,922)	111,557	11,152,433
Columbia Global Opportunities Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	106,083,632	95,145,318	(71,602,914)	129,626,036	—	(2,056)	2,055	678,171	129,613,073
Total					—	(748,931)	(370,223)	789,728	156,172,114

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2018, the total value of these securities amounted to $65,536, which represents 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $28,769,832, which represents 5.12% of total net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	15,406,608	—	—	—	15,406,608
Common Stocks
Argentina	352,917	—	—	—	352,917
Australia	—	706,707	—	—	706,707
Brazil	5,240,862	—	—	—	5,240,862
Canada	7,695,700	—	—	—	7,695,700
Columbia Global Opportunities Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Cayman Islands	320,180	—	—	—	320,180
China	4,998,826	7,727,608	—	—	12,726,434
Denmark	—	1,495,932	—	—	1,495,932
Finland	—	2,070,081	—	—	2,070,081
France	173,410	11,885,173	—	—	12,058,583
Germany	—	3,230,064	—	—	3,230,064
Hong Kong	116,659	3,672,651	—	—	3,789,310
India	652,422	3,296,065	—	—	3,948,487
Indonesia	—	2,272,687	—	—	2,272,687
Ireland	3,972,085	—	—	—	3,972,085
Israel	—	3,199,717	—	—	3,199,717
Italy	—	2,282,155	—	—	2,282,155
Japan	—	32,736,389	—	—	32,736,389
Malta	—	—	1	—	1
Marshall Islands	26,448	—	—	—	26,448
Mexico	855,699	—	—	—	855,699
Netherlands	63,038	7,122,765	—	—	7,185,803
Norway	—	1,767,362	—	—	1,767,362
Panama	202,732	—	—	—	202,732
Peru	427,043	—	—	—	427,043
Poland	—	212,448	—	—	212,448
Portugal	—	—	21,791	—	21,791
Puerto Rico	136,920	—	—	—	136,920
Russian Federation	631,585	1,959,757	—	—	2,591,342
South Africa	—	2,213,891	—	—	2,213,891
South Korea	—	7,772,365	—	—	7,772,365
Spain	—	5,276,863	—	—	5,276,863
Sweden	—	2,052,445	—	—	2,052,445
Switzerland	—	5,237,288	—	—	5,237,288
Taiwan	—	2,353,357	—	—	2,353,357
Thailand	126,711	1,281,365	—	—	1,408,076
United Kingdom	565,523	21,977,991	—	—	22,543,514
United States	183,562,123	—	43,744	—	183,605,867
Total Common Stocks	210,120,883	133,803,126	65,536	—	343,989,545
Exchange-Traded Funds	6,857,165	—	—	—	6,857,165
Fixed-Income Funds	11,152,433	—	—	—	11,152,433
Foreign Government Obligations	—	41,125,088	—	—	41,125,088
Inflation-Indexed Bonds	—	9,902,301	—	—	9,902,301
Preferred Stocks
Brazil	502,644	—	—	—	502,644
Total Preferred Stocks	502,644	—	—	—	502,644
Residential Mortgage-Backed Securities - Agency	—	16,937,240	—	—	16,937,240
Money Market Funds	—	—	—	129,613,073	129,613,073
Total Investments in Securities	244,039,733	201,767,755	65,536	129,613,073	575,486,097
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	497,548	—	—	497,548
Futures Contracts	6,983,358	—	—	—	6,983,358
14	Columbia Global Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(1,308,201)	—	—	(1,308,201)
Futures Contracts	(990,669)	—	—	—	(990,669)
Swap Contracts	—	(213,357)	—	—	(213,357)
Total	250,032,422	200,743,745	65,536	129,613,073	580,454,776
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Global Opportunities Fund | Quarterly Report 2018	15

Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.3%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services —%
Cincinnati Bell, Inc.(a)	9,438	133,925
Entertainment 0.4%
MGM Holdings II, Inc.(a)	53,207	4,549,199
Media 0.1%
Cumulus Media, Inc., Class A(a)	28,485	414,741
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,135,435
Tribune Publishing Co.(a)	4,413	66,592
Total		1,616,768
Total Communication Services		6,299,892
Consumer Discretionary 0.1%
Auto Components 0.1%
Aptiv PLC	11,178	858,470
Dayco/Mark IV(a)	2,545	93,529
Delphi Technologies PLC	3,726	79,886
Total		1,031,885
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	124,747
Household Durables —%
Rhodes Companies LLC (The)(a),(b),(c),(d)	109,053	0
Total Consumer Discretionary		1,156,632
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(a)	68,952	3,438,981
Total Energy		3,438,981
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c),(d)	6,880	0
Total Financials		0
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(a)	80,614	1,323,682
Total Information Technology		1,323,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	21,857	1,951,175
Metals & Mining —%
Aleris International, Inc.(a)	16,833	374,534
Total Materials		2,325,709
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Vistra Energy Corp(a)	105,843	2,395,227
Vistra Energy Corp.(a)	105,843	85,521
Total		2,480,748
Total Utilities		2,480,748
Total Common Stocks (Cost $11,393,878)		17,025,644

Corporate Bonds & Notes 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,218,977
Gaming 0.0%
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	2,787,455	766,550
Health Care 0.1%
Quorum Health Corp.
04/15/2023	11.625%	1,000,000	991,226
Media and Entertainment 0.2%
Urban One, Inc.(e)
02/15/2020	9.250%	3,000,000	2,919,627
Technology 0.2%
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,405,257
Total Corporate Bonds & Notes (Cost $8,507,423)			8,301,637

Columbia Floating Rate Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans 94.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	5.886%	2,053,368	1,895,937
Engility Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 08/14/2023	5.052%	3,329,814	3,331,912
Transdigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.802%	1,691,314	1,681,199
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.802%	4,868,303	4,842,209
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/28/2021	0.000%	2,000,000	1,985,000
Total			13,736,257
Airlines 0.7%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.277%	1,979,382	1,976,294
3-month USD LIBOR + 1.750% 06/27/2025	4.045%	1,765,279	1,726,108
United AirLines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	4.052%	5,417,500	5,400,597
Total			9,102,999
Automotive 1.0%
Allison Transmission, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 09/23/2022	4.040%	2,456,643	2,467,698
Dayco Products LLC/Mark IV Industries, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.563%	3,158,803	3,154,854
DexKo Global Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/24/2024	5.802%	1,488,769	1,490,168
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
FCA US LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/31/2018	4.300%	579,993	580,358
Horizon Global Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 06/30/2021	8.302%	1,213,049	1,171,600
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.780%	4,764,000	4,767,954
Total			13,632,632
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 04/04/2024	5.052%	2,566,970	2,566,970
Greenhill & Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	6.048%	1,588,125	1,594,080
Total			4,161,050
Building Materials 2.8%
American Bath Group LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 09/30/2023	6.636%	5,158,289	5,177,633
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 04/05/2024	7.552%	1,947,491	1,940,188
Covia Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/01/2025	6.136%	2,169,563	1,807,528
HD Supply, Inc.(f),(g),(h)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 10/17/2023	4.030%	3,857,566	3,853,554
Pisces Midco, Inc./PlyGem Industries, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.175%	4,394,125	4,374,923
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.052%	8,380,795	8,342,076

2	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.552%	3,491,250	3,411,230
US Silica Co.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2025	6.313%	6,474,981	5,831,109
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% 12/19/2023	5.640%	3,343,161	3,337,177
Total			38,075,418
Cable and Satellite 2.1%
Altice US Finance I Corp.(f),(g),(i)
Term Loan
3-month USD LIBOR + 2.250% 07/28/2025	4.675%	2,000,000	1,994,380
Charter Communications Operating LLC/Safari LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.310%	3,639,975	3,639,538
Cogeco Communications (U.S.A.) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.677%	4,488,750	4,466,306
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	4.530%	2,467,660	2,459,739
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	4.220%	1,980,000	1,975,664
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 08/17/2020	4.564%	1,900,000	1,900,798
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 11/17/2023	4.890%	5,720,726	5,719,296
Virgin Media Bristol LLC(f),(g)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.780%	6,200,000	6,192,870
Total			28,348,591
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 7.1%
Alpha 3 BV/Atotech U.S.A., Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	5.386%	3,592,151	3,589,924
Aruba Investments, Inc./ANGUS Chemical Co.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 02/02/2022	5.552%	2,449,367	2,447,334
Ascend Performance Materials Operations LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% 08/12/2022	7.636%	1,759,500	1,759,500
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.136%	3,127,743	3,117,766
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.050%	4,911,113	4,889,652
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.487%	586,060	554,196
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.487%	3,545,184	3,352,432
DuBois Chemicals, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/15/2024	5.551%	1,429,748	1,424,387
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.487%	812,625	768,443
HII Holding Corp./Houghton International(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/20/2019	5.552%	1,848,734	1,848,734
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/21/2020	10.802%	2,150,000	2,145,979
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	4.302%	5,111,375	5,099,414

Columbia Floating Rate Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Invictus U.S. Newco LLC/SK Invictus Intermediate II SARL(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	9.052%	1,575,000	1,563,187
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.802%	3,902,383	3,890,989
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/06/2025	5.802%	2,100,000	2,097,375
MacDermid, Inc./Platform Specialty Products Corp.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	5.302%	4,135,041	4,135,909
Messer Industries LLC(f),(g),(i)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2025		3,000,000	2,999,250
Minerals Technologies, Inc.(f),(g),(i)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/14/2024	4.559%	2,440,419	2,446,520
Nexeo Solutions LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	5.659%	5,523,791	5,551,410
OCI Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.386%	3,756,125	3,798,381
Omnova Solutions, Inc.(d),(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 08/25/2023	5.552%	1,406,786	1,406,786
PolyOne Corp.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/11/2022	4.030%	3,407,093	3,400,721
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.027%	4,343,548	4,335,773
Ravago Holdings America, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.060%	3,912,450	3,927,121
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Schenectady International Group, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	7.186%	3,300,000	3,275,250
Solenis Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/26/2023	6.311%	5,561,062	5,557,615
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2024	10.811%	1,000,000	985,000
Starfruit Finco BV/US Holdco LLC/AzkoNobel(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.549%	4,000,000	3,985,000
Trinseo Materials Operating SCA(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	4.302%	1,942,842	1,926,658
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	1,731,105	1,728,664
3-month USD LIBOR + 3.000% 09/23/2024	5.302%	750,145	749,088
Univar U.S.A., Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.552%	4,097,851	4,094,286
Vantage Specialty Chemicals, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	10.777%	2,400,000	2,401,992
Total			95,254,736
Construction Machinery 1.8%
Altra Industrial Motion Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	4.302%	5,250,000	5,243,437
Clarke Equipment Co./Doosan Bobcat, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.377%	1,832,508	1,828,495
Columbus McKinnon Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 01/31/2024	4.886%	2,756,447	2,753,001
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	5.310%	1,302,399	1,300,771

4	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 08/29/2023	7.052%	2,994,750	3,013,467
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	6.886%	2,370,130	2,251,624
United Rentals, Inc.(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/03/2025		2,500,000	2,507,825
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	6.313%	4,512,931	4,462,161
Total			23,360,781
Consumer Cyclical Services 2.5%
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/15/2024	5.290%	4,544,149	4,549,829
DTZ U.S. Borrower LLC/Cushman & Wakefield(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.552%	3,450,000	3,446,757
ServiceMaster Co., LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.802%	2,436,631	2,445,159
Staples, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.541%	4,788,812	4,774,159
Trans Union LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	4.302%	3,371,230	3,363,173
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.780%	5,666,868	5,663,355
USS Ultimate Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/25/2024	6.052%	2,980,000	2,990,251
Web.com Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.170%	2,000,000	1,995,620
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	10.170%	3,761,905	3,733,690
Total			32,961,993
Consumer Products 0.8%
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	5.775%	3,404,313	3,062,656
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.277%	1,898,667	1,469,682
SIWF Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.540%	2,044,875	2,044,875
Steinway Musical Instruments, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/14/2025	6.030%	2,985,000	2,981,269
Weight Watchers International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 11/29/2024	7.150%	1,443,750	1,450,074
Total			11,008,556
Diversified Manufacturing 4.0%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 08/18/2024	5.302%	2,683,182	2,669,766
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.567%	2,395,909	2,392,915
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.567%	1,805,131	1,802,875
Apergy Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	4.813%	2,950,602	2,956,150
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2022	6.052%	2,437,034	2,396,408
Bright Bidco BV/Lumileds LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/30/2024	5.859%	4,592,049	4,484,917

Columbia Floating Rate Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/01/2025	6.052%	3,850,000	3,870,328
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 08/03/2026	9.052%	1,000,000	1,013,500
Crosby US Acquisition Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/23/2020	5.282%	833,438	821,144
2nd Lien Term Loan
3-month USD LIBOR + 6.000% 11/22/2021	8.280%	2,000,000	1,971,660
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	5.302%	5,682,206	5,664,477
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 10/25/2023	5.302%	2,530,518	2,325,318
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.052%	2,242,761	2,245,856
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/01/2024	5.052%	5,586,612	5,589,125
Generac Power Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2023	4.049%	1,702,305	1,700,177
Harsco Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 12/06/2024	4.563%	1,975,087	1,978,801
Hyster-Yale Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/30/2023	5.552%	1,453,125	1,454,941
Tyco International Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 1.250% 03/02/2020	3.624%	546,000	544,635
Welbilt, Inc.(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	4.782%	4,970,236	4,979,555
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 06/14/2021	4.623%	1,989,873	1,984,282
Total			52,846,830
Electric 3.6%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.067%	2,511,878	2,509,994
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	6.310%	4,092,452	4,088,359
Calpine Construction Finance Co., LP(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.802%	2,563,800	2,559,006
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/31/2023	4.890%	2,834,750	2,824,828
3-month USD LIBOR + 2.500% 01/15/2024	4.890%	2,204,430	2,195,943
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/02/2023	6.052%	5,522,355	5,507,666
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/28/2023	5.640%	2,099,811	2,093,805
Exgen Renewables IV LLC(d),(f),(g),(i)
Term Loan
3-month USD LIBOR + 3.000% 11/28/2024	5.320%	1,980,699	1,995,555
Frontera Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/02/2025	6.530%	4,715,063	4,726,850
Helix Gen Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	6.052%	3,407,328	3,181,593
MRP Generation Holdings LLC(d),(f),(g)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	9.386%	5,071,500	4,893,997

6	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/16/2024	6.552%	4,946,508	4,963,821
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 12/02/2021	5.810%	1,356,250	1,305,391
Vistra Operations Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.302%	1,880,084	1,874,857
3-month USD LIBOR + 2.250% 12/14/2023	4.552%	884,250	884,586
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.886%	2,971,429	2,971,429
Total			48,577,680
Environmental 2.3%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 11/10/2023	4.460%	4,969,831	4,966,750
EnergySolutions LLC/Envirocare of Utah LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 05/09/2025	6.136%	4,738,125	4,764,801
GFL Environmental, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 3.000% 09/29/2023		6,125,000	6,025,469
NRC US Holding Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% 06/11/2024	7.641%	3,227,625	3,231,659
STI Infrastructure SARL(d),(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	6.250%	3,834,939	3,278,873
WCA Waste Systems, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/11/2023	4.802%	3,332,255	3,319,759
Wrangler Buyer LLC/Waste Industries USA, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	5.006%	4,743,167	4,744,021
Total			30,331,332
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.9%
Avolon Borrower 1 LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	4.280%	7,261,713	7,238,693
FinCo I LLC/Fortress Investment Group(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	4.302%	5,170,596	5,164,134
Total			12,402,827
Food and Beverage 2.1%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	4.052%	2,127,701	2,125,041
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 08/18/2021	9.751%	2,000,000	1,411,420
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/06/2024	5.049%	2,736,719	2,726,018
H-Food Holdings LLC/Hearthside Food Solutions LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/23/2025	5.302%	2,718,188	2,664,503
Hostess Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	4.685%	2,150,870	2,138,094
JBS U.S.A. Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	4.844%	6,242,593	6,239,472
United Natural Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.552%	4,600,000	4,306,750
US Foods, Inc./US Foodservice, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2023	4.302%	4,504,748	4,495,199
WEI Sales LLC/Wells Enterprises, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	5.052%	2,487,500	2,493,719
Total			28,600,216

Columbia Floating Rate Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.938%	2,300,000	2,305,750
Gaming 5.9%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.552%	1,725,000	1,692,656
Term Loan
3-month USD LIBOR + 3.250% 07/01/2023	5.552%	2,468,221	2,451,906
Aristocrat Leisure Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.219%	4,282,637	4,265,121
Boyd Gaming Corp.(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	4.479%	2,253,408	2,254,264
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.052%	3,970,000	3,969,444
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	6.302%	4,306,500	4,311,883
CCM Merger, Inc./MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/06/2021	4.552%	3,047,031	3,049,316
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/18/2024	4.552%	4,376,963	4,364,664
Eldorado Resorts, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.563%	2,468,116	2,467,351
Gateway Casinos & Entertainment Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.386%	3,940,125	3,946,272
Golden Nugget, Inc./Landry’s, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2023	5.230%	5,403,676	5,406,216
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greektown Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2024	5.052%	1,925,625	1,917,595
Las Vegas Sands LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.052%	2,783,752	2,772,060
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/13/2023	6.302%	5,192,911	4,864,667
Penn National Gaming, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 10/15/2025	4.581%	4,300,000	4,310,750
Scientific Games International, Inc.(d),(f),(g),(h),(j)
Term Loan
3-month USD LIBOR + 3.000% 10/18/2020		1,900,000	1,681,500
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	5.046%	8,213,041	8,127,954
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	4.052%	2,252,250	2,254,750
Stars Group Holdings BV(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	5.886%	6,708,187	6,732,404
Twin River Management Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.794%	2,147,744	2,149,763
Wynn Resorts Ltd.(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 10/22/2024		1,500,000	1,491,570
Yonkers Racing Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	5.560%	4,860,865	4,863,928
Total			79,346,034
Health Care 5.8%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.802%	1,495,169	1,497,038

8	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	5.886%	2,778,217	2,503,868
Avantor, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	6.302%	2,357,187	2,372,651
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	5.173%	7,752,063	7,739,505
CHS/Community Health Systems, Inc.(f),(g)
Tranche H Term Loan
3-month USD LIBOR + 3.250% 01/27/2021	5.563%	788,099	770,548
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/24/2021	5.052%	5,685,648	5,689,230
Diplomat Pharmacy, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.810%	1,615,000	1,619,037
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.052%	6,950,000	6,800,158
Gentiva Health Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.063%	3,054,299	3,065,752
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/07/2022	6.052%	1,964,557	1,965,795
HCA, Inc.(f),(g)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	4.302%	1,641,750	1,647,907
Iqvia, Inc./Quintiles IMS(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	4.136%	3,990,000	3,975,037
MPH Acquisition Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.136%	4,567,318	4,552,108
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/31/2021	5.386%	2,217,625	2,214,853
Onex Carestream Finance LP(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	6.302%	1,666,360	1,660,528
Ortho-Clinical Diagnostics, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.544%	6,158,764	6,135,668
Owens & Minor, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 05/02/2025	6.799%	3,740,625	3,385,266
PharMerica Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	5.780%	771,125	772,814
PharMerica Corp.(d),(f),(g)
2nd lien Term Loan
3-month USD LIBOR + 7.750% 12/05/2025	10.030%	1,000,000	990,000
Quorum Health Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.750% 04/29/2022	9.052%	1,214,536	1,224,787
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 03/06/2025	4.780%	3,382,185	3,383,605
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	5.302%	6,316,547	6,321,790
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 09/02/2024	5.570%	2,000,000	1,994,500
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	5.052%	5,951,844	5,617,053
Total			77,899,498
Independent Energy 0.0%
Ascent Resources – Marcellus LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.500% 03/30/2023	8.781%	62,500	62,578

Columbia Floating Rate Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 3.2%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	5.802%	3,566,063	3,569,415
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 12/15/2022	4.530%	2,246,156	2,242,652
3-month USD LIBOR + 2.250% 12/15/2023	4.530%	98,250	98,078
ClubCorp Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	5.136%	4,210,853	4,138,679
Crown Finance US, Inc./Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.802%	6,467,500	6,435,809
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/01/2024	4.802%	6,258,105	6,187,702
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 06/10/2022	5.063%	4,118,445	4,110,743
Metro-Goldwyn-Mayer, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	4.810%	2,850,000	2,857,125
2nd Lien Term Loan
3-month USD LIBOR + 4.500% 07/03/2026	6.810%	2,225,000	2,226,402
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/08/2025	4.810%	2,275,000	2,268,357
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	5.560%	4,880,412	4,905,498
William Morris Endeavor Entertainment, LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	5.280%	4,326,079	4,315,263
Total			43,355,723
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.9%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.031%	7,527,442	7,532,184
Marriott Ownership Resorts, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 08/29/2025	4.552%	2,550,000	2,556,375
RHP Hotel Properties LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	4.440%	2,487,125	2,482,151
Total			12,570,710
Media and Entertainment 5.4%
A-L Parent LLC/Learfield Communications(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.560%	2,800,125	2,800,125
A-L Parent LLC/Learfield Communications(d),(f),(g),(i)
Term Loan
3-month USD LIBOR + 3.250% 12/01/2023		1,475,000	1,473,156
Cengage Learning, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.530%	2,890,945	2,675,021
Cumulus Media New Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 05/13/2022	6.810%	2,211,815	2,182,796
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.052%	2,880,108	2,880,108
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	5.052%	1,485,000	1,463,958
Getty Images, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	5.802%	2,968,875	2,931,764
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 02/07/2024	4.515%	2,735,642	2,733,700

10	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.310%	3,156,107	3,146,891
iHeartCommunications, Inc.(f),(k)
Tranche D Term Loan
01/30/2019	0.000%	7,958,970	5,732,687
Ion Media Networks, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 12/18/2020	5.050%	2,316,310	2,317,770
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.552%	3,059,625	3,046,254
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/04/2022	6.302%	1,392,824	1,334,507
Meredith Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.052%	2,969,403	2,962,454
NEP Group, Inc.(f),(g),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025		1,000,000	1,003,500
NEP Group, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 10/19/2026	9.302%	1,000,000	1,000,000
Nexstar Broadcasting, Inc.(f),(g),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024		4,800,000	4,794,000
Nielsen Finance LLC/VNU, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	4.281%	3,895,798	3,874,683
R.R. Donnelley & Sons Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	7.280%	3,000,000	2,970,000
Radio One, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	6.310%	5,910,000	5,777,025
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	4.560%	5,816,519	5,825,592
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tribune Media Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	5.302%	166,798	167,058
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	5.302%	3,450,269	3,456,755
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.802%	1,000,000	1,008,500
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	5.052%	4,284,072	4,106,668
Total			71,664,972
Metals and Mining 0.7%
Arch Coal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/07/2024	5.052%	1,871,500	1,868,712
Contura Energy, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 03/18/2024	7.300%	5,519,816	5,492,217
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% 03/28/2022	8.277%	2,490,816	2,495,498
Total			9,856,427
Midstream 0.3%
Energy Transfer Equity LP(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	4.302%	683,364	682,879
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2021	6.636%	3,739,784	3,329,978
Total			4,012,857
Oil Field Services 1.2%
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.552%	135,937	136,533
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.552%	2,183,515	2,103,446

Columbia Floating Rate Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRC Global, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	5.302%	6,773,812	6,773,812
Seadrill Operating LP/Partners Finco LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 02/21/2021	8.386%	2,034,795	1,883,589
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	6.600%	4,575,000	4,600,757
Total			15,498,137
Other Financial Institutions 0.8%
Lifescan Global Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.396%	5,075,000	4,950,257
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	11.896%	1,000,000	975,000
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	4.280%	5,197,727	5,182,030
Total			11,107,287
Other Industry 2.6%
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.302%	3,507,375	3,519,896
Hamilton Holdco LLC/Reece International Pty Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 07/02/2025	4.400%	3,990,000	3,994,987
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	7.136%	6,049,132	5,655,939
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	3.690%	7,239,375	7,101,827
Interior Logic Group Holdings IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.391%	3,200,000	3,188,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	6.052%	4,446,224	4,380,331
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	6.052%	238,804	235,264
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/21/2024	4.295%	2,248,266	2,249,953
Titan Acquisition Ltd./Husky IMS International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.302%	4,203,875	3,954,627
Total			34,280,824
Other REIT 0.1%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/30/2023	4.302%	1,097,851	1,095,798
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 11/09/2020	6.386%	2,801,206	2,479,935
Packaging 4.7%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	5.076%	1,621,228	1,438,029
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 12/07/2024	10.040%	1,000,000	655,000
Berry Global, Inc.(f),(g)
Tranche T Term Loan
3-month USD LIBOR + 1.750% 01/06/2021	4.027%	5,634,200	5,619,438
BWAY Holding Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.658%	5,604,063	5,567,860
Charter NEX US, Inc.(f),(g),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.302%	2,530,625	2,524,830

12	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Container Co., LLC(f),(g),(i)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.052%	2,881,036	2,881,036
Flex Acquisition Co., Inc./Novolex(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/29/2023	5.299%	3,127,375	3,118,243
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	5.549%	3,142,125	3,143,822
Packaging Coordinators Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.390%	3,997,125	3,997,125
Plastipak Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	4.810%	2,673,000	2,664,660
Pregis Holding I Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/20/2021	5.886%	7,920,577	7,801,769
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 07/26/2023	5.313%	894,087	887,944
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.841%	3,045,972	3,049,018
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	10.810%	3,300,000	3,305,511
Ranpak Corp.(d),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	5.552%	1,636,371	1,632,280
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	5.052%	4,638,435	4,638,435
Spectrum Holdings III Corp.(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 01/31/2026	9.302%	1,575,000	1,551,375
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.136%	2,893,486	2,900,257
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.103%	291,557	292,240
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	5.552%	2,580,500	2,563,082
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/22/2024	5.195%	2,985,000	2,962,612
Total			63,194,566
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	7.886%	3,595,250	3,605,928
Pharmaceuticals 2.7%
Akorn, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 04/16/2021	0.000%	1,452,905	1,340,828
Bausch Health Companies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.274%	4,231,858	4,230,885
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 05/20/2024	4.552%	2,068,961	2,076,078
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	6.563%	5,979,612	6,000,779
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.467%	4,752,625	4,754,764
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2022	4.802%	6,870,419	6,844,655
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/24/2025	5.517%	2,711,375	2,690,606
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/24/2024	5.136%	1,721,690	1,697,741

Columbia Floating Rate Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.386%	6,928,582	6,929,829
Total			36,566,165
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/09/2025	5.280%	3,884,013	3,878,614
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.802%	2,025,000	2,077,144
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.302%	1,568,725	1,570,121
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.302%	1,556,859	1,557,513
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	5.302%	3,366,562	3,368,380
Hub International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.490%	4,189,500	4,175,088
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.386%	3,143,250	3,123,605
Total			19,750,465
Restaurants 1.5%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.460%	1,741,250	1,736,166
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g),(i)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.460%	2,075,000	2,068,941
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.037%	4,378,000	4,373,447
New Red Finance, Inc./Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.552%	8,595,371	8,558,840
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
P.F. Chang’s China Bistro, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	7.671%	3,935,250	3,892,631
Total			20,630,025
Retailers 3.9%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	6.288%	2,377,456	1,766,759
AI Aqua Merger Sub, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.552%	1,113,750	1,108,883
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.552%	4,725,476	4,707,755
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	7.302%	3,960,000	3,958,574
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	7.034%	2,493,699	2,085,705
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 02/03/2024	5.280%	3,103,228	3,108,566
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.500% 11/17/2024	4.790%	2,718,380	2,718,380
David’s Bridal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 10/11/2019	6.320%	3,459,757	2,696,465
Harbor Freight Tools U.S.A., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2023	4.802%	4,761,391	4,678,067
Hudson’s Bay Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 09/30/2022	5.545%	1,816,244	1,778,139
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	5.571%	3,441,859	3,137,185

14	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	6.567%	3,963,750	3,541,888
Men’s Wearhouse, Inc. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 04/09/2025	0.000%	818,582	822,168
Michaels Stores, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/30/2023	4.794%	4,535,254	4,499,834
Neiman Marcus Group Ltd., LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.531%	3,015,741	2,742,635
Party City Holdings, Inc.(f),(g),(i)
Term Loan
3-month USD LIBOR + 2.750% 08/19/2022	5.060%	3,856,791	3,865,739
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	5.280%	4,088,729	3,456,367
Raley’s (d),(f),(g)
Term Loan
3-month USD LIBOR + 5.250% 05/18/2022	7.552%	1,385,181	1,388,644
Total			52,061,753
Supermarkets 0.6%
Albertsons LLC(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	5.052%	245,233	244,759
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 12/21/2022	5.381%	2,947,706	2,938,686
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	5.311%	2,130,563	2,119,910
Albertsons LLC(f),(g),(i)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 10/29/2025		3,147,216	3,120,339
Total			8,423,694
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 15.7%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.386%	4,603,500	4,617,909
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/19/2025	9.386%	1,500,000	1,521,750
Avaya, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.530%	4,967,487	4,982,241
Boxer Parent Co., Inc./BMC Software(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/02/2025	6.648%	4,000,000	4,009,600
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	10.636%	3,000,000	2,880,000
CDW LLC/AP Exhaust Acquisition(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 08/17/2023	4.060%	2,381,314	2,383,291
Celestica, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 06/27/2025	4.295%	2,992,500	2,966,316
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
3-month USD LIBOR + 2.000% 12/29/2022	4.302%	700,200	701,516
Corel Corp./Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 06/04/2024	7.313%	3,575,000	3,575,000
Dawn Acquisition LLC(f),(g),(i)
Term Loan
3-month USD LIBOR + 3.750% 10/25/2025		5,375,000	5,358,230
Dell International LLC/EMC Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	4.310%	4,409,559	4,402,944
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/31/2024	6.302%	2,468,813	2,467,776
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	10.302%	1,975,000	1,961,432

Columbia Floating Rate Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EVERTEC Group LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/17/2020	4.790%	1,563,375	1,559,467
Financial & Risk US Holdings, Inc./Refinitiv(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.052%	6,000,000	5,935,020
First Data Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.287%	2,569,043	2,559,743
3-month USD LIBOR + 2.000% 04/26/2024	4.287%	3,259,804	3,240,799
Go Daddy Operating Co., LLC/Finance Co., Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.552%	4,921,876	4,924,977
Hyland Software, Inc.(f),(g)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.552%	3,979,798	3,998,861
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	5.136%	4,883,183	4,862,429
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.552%	2,488,763	2,497,324
Information Resources, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	6.567%	1,502,125	1,500,878
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.567%	1,625,000	1,631,094
ION Trading Technologies SARL(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	6.386%	3,640,829	3,614,433
IPC Corp.(d),(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/06/2021	7.027%	1,033,438	993,392
Leidos Innovations Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	4.063%	4,912,193	4,927,568
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MA FinanceCo LLC/Micro Focus International PLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.552%	2,881,494	2,857,491
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.802%	1,141,375	1,137,449
Maxar Technologies Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	5.148%	4,108,500	3,972,919
McAfee LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 09/30/2024	6.795%	5,895,462	5,909,140
McDermott International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 05/12/2025	7.302%	2,587,000	2,551,429
Microchip Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	4.310%	7,030,262	7,002,141
Micron Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	4.060%	3,910,000	3,909,179
Misys Ltd./Almonde/Tahoe(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	4,761,742	4,731,314
Mitel US Holdings, Inc./Networks Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	6.052%	2,034,711	2,032,168
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.802%	3,076,481	3,081,280
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.992%	2,428,250	2,440,391
ON Semiconductor Corp.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/31/2023	4.052%	2,461,227	2,455,763
Perspecta, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.552%	3,017,437	3,026,942

16	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.802%	5,475,000	5,454,469
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.348%	2,511,830	2,433,863
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/24/2022	5.560%	3,924,297	3,897,337
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2021	4.810%	4,580,042	4,561,721
RP Crown Parent LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 10/12/2023	5.052%	1,105,313	1,102,273
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.302%	3,320,769	3,316,618
Science Applications International Corp.(f),(g),(i)
Term Loan
3-month USD LIBOR + 1.750% 11/05/2025		6,000,000	5,985,000
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(f),(g),(i)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	6.552%	2,337,308	2,346,072
Seattle SpinCo, Inc./Micro Focus International PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.802%	5,458,750	5,439,972
Shutterfly, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	5.060%	1,795,500	1,794,602
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.552%	4,374,560	4,350,237
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.552%	1,695,579	1,686,152
Syneos Health, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024	4.302%	2,345,625	2,337,814
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.302%	7,870,474	7,868,507
TIBCO Software, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 12/04/2020	5.800%	1,770,495	1,772,336
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.799%	4,325,973	4,320,565
VeriFone Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	6.322%	2,250,000	2,247,750
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.299%	3,357,500	3,357,500
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	6.823%	3,961,894	3,769,307
Verscend Holding Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.802%	1,800,000	1,812,942
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	6.526%	3,970,000	3,947,411
Western Digital Corp.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/29/2023	4.044%	1,806,226	1,793,240
Worldpay LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/14/2023	4.030%	2,114,247	2,107,968
Xperi Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 12/01/2023	0.000%	1,749,583	1,723,340
Zebra Technologies Corp./Diamond Holdings Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/27/2021	4.063%	2,119,040	2,124,634
Total			210,733,226

Columbia Floating Rate Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
HFOTCO LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025	5.060%	2,967,562	2,973,735
Wireless 1.5%
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.552%	2,962,500	2,955,094
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	5.052%	3,496,750	3,368,909
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.310%	4,923,244	4,910,395
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.813%	6,129,330	6,123,568
Switch Ltd.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.552%	2,246,563	2,246,562
Total			19,604,528
Wirelines 2.0%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.052%	9,344,462	9,239,337
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.530%	7,050,000	7,053,313
Southwire Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/19/2025	4.290%	4,309,188	4,307,378
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	6.290%	3,869,632	3,622,247
Tranche B7 Term Loan
3-month USD LIBOR + 3.250% 02/17/2024	5.540%	1,505,714	1,304,641
Zayo Group LLC/Capital, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 01/19/2024	4.552%	1,698,036	1,698,834
Total			27,225,750
Total Senior Loans (Cost $1,286,621,899)			1,272,708,263

Warrants —%
Issuer	Shares	Value ($)
Communication Services —%
Media —%
Education Media(a),(c)	383	—
Total Communication Services		—
Total Warrants (Cost $—)		—

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(l),(m)	89,413,926	89,404,984
Total Money Market Funds (Cost $89,404,984)		89,404,984
Total Investments in Securities (Cost: $1,395,928,184)		1,387,440,528
Other Assets & Liabilities, Net		(47,294,521)
Net Assets		1,340,146,007

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2018, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
18	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $13,245,431, which represents 0.99% of total net assets.
(f)	The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	At October 31, 2018, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Scientific Games International, Inc. Term Loan 10/18/2020	1,900,000

(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2018, the total value of these securities amounted to $5,732,687, which represents 0.43% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.279%
	77,675,322	124,409,187	(112,670,583)	89,413,926	(5,759)	5,759	515,315	89,404,984
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Floating Rate Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,750,693	4,549,199	0*	—	6,299,892
Consumer Discretionary	1,063,103	93,529	0*	—	1,156,632
Energy	—	3,438,981	—	—	3,438,981
Financials	—	—	0*	—	0*
Information Technology	1,323,682	—	—	—	1,323,682
Materials	1,951,175	374,534	—	—	2,325,709
Utilities	2,395,227	85,521	—	—	2,480,748
Total Common Stocks	8,483,880	8,541,764	0*	—	17,025,644
Corporate Bonds & Notes	—	8,301,637	—	—	8,301,637
Senior Loans	—	1,224,973,115	47,735,148	—	1,272,708,263
Warrants
Communication Services	—	0*	—	—	0*
Money Market Funds	—	—	—	89,404,984	89,404,984
Total Investments in Securities	8,483,880	1,241,816,516	47,735,148	89,404,984	1,387,440,528

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
20	Columbia Floating Rate Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 07/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2018 ($)
Common Stocks	5,162,198	-	4,448,906	(4,873,976)	-	(4,737,128)	-	-	0
Senior Loans	47,041,592	20,442	6,398	77,412	1,010,000	(4,682,101)	20,575,279	(16,313,874)	47,735,148
Total	52,203,790	20,442	4,455,304	(4,796,564)	1,010,000	(9,419,229)	20,575,279	(16,313,874)	47,735,148
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2018 was $(219,540), which is comprised of Senior Loans.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Floating Rate Fund | Quarterly Report 2018	21

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 20, 2018